              As filed with the Securities and Exchange Commission.
                                                      '33 Act File No. 333-21909

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 5 [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                          NATIONWIDE VARIABLE ACCOUNT-6
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus.

It is proposed that this filing will become effective (check appropriate space).

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on (September 27, 1999) pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                        1 of 111


                          NATIONWIDE VARIABLE ACCOUNT-6
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                                                                             Page
Part A     INFORMATION REQUIRED IN A PROSPECTUS
 Item  1.  Cover Page..................................................................................3
 Item  2.  Definitions.................................................................................4
 Item  3.  Synopsis or Highlights.....................................................................10
 Item  4.  Condensed Financial Information............................................................11
 Item  5.  General Description of Registrant, Depositor, and Portfolio Companies......................14
 Item  6.  Deductions and Expenses....................................................................16
 Item  7.  General Description of Variable Annuity Contracts..........................................19
 Item  8.  Annuity Period.............................................................................27
 Item  9.  Death Benefit..............................................................................29
 Item 10.  Purchases and Contract Value...............................................................20
 Item 11.  Redemption.................................................................................22
 Item 12.  Taxes......................................................................................33
 Item 13.  Legal Proceedings..........................................................................40
 Item 14.  Table of Contents of the Statement of Additional Information...............................44

Part B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
 Item 15.  Cover Page.................................................................................48
 Item 16.  Table of Contents..........................................................................48
 Item 17.  General Information and History............................................................48
 Item 18.  Services...................................................................................48
 Item 19.  Purchase of Securities Being Offered.......................................................48
 Item 20.  Underwriters...............................................................................49
 Item 21.  Calculation of Yield Quotations of Money Market Sub-Accounts...............................49
 Item 22.  Annuity Payments...........................................................................50
 Item 23.  Financial Statements ......................................................................51

Part C     OTHER INFORMATION
 Item 24.  Financial Statements and Exhibits..........................................................89
 Item 25.  Directors and Officers of the Depositor....................................................91
 Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.............93
 Item 27.  Number of Contract Owners.................................................................105
 Item 28.  Indemnification...........................................................................105
 Item 29.  Principal Underwriter.....................................................................105
 Item 30.  Location of Accounts and Records..........................................................107
 Item 31.  Management Services.......................................................................107
 Item 32.  Undertakings..............................................................................107


                                    2 of 111

                     SUPPLEMENT DATED SEPTEMBER 27, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                        NATIONWIDE LIFE INSURANCE COMPANY

                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT - 6

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE OCTOBER 1, 1999 ALL REFERENCES TO EVERGREEN VA AGGRESSIVE GROWTH FUND IN YOUR PROSPECTUS ARE CHANGED TO:

                            Evergreen VA Omega Fund

   ACCORDINGLY, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 45 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

     EVERGREEN VA OMEGA FUND (FORMERLY, "EVERGREEN VA AGGRESSIVE GROWTH FUND") Investment Objective: Seeks capital growth by investing primarily in common stocks and securities convertible into common stocks.

2. EFFECTIVE OCTOBER 1, 1999, YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING UNDERLYING MUTUAL FUND AS AN INVESTMENT OPTION:

                         Evergreen VA Equity Index Fund

   ACCORDINGLY, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 45 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE:

     EVERGREEN VA EQUITY INDEX FUND
     Investment Objective: Seeks investment results that achieve price and yield performance similar to the Standard and Poor's Composite Stock Price Index ("S&P 500 Index").

3. EFFECTIVE OCTOBER 1, 1999, THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 6 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:


                          UNDERLYING MUTUAL FUND ANNUAL EXPENSES
              (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS,
                               AFTER EXPENSE REIMBURSEMENT)

                                     -------------------------------------------------
                                      Management    Other      12b-1     Total Mutual
                                         Fees      Expenses    Fees      Fund Expenses
--------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen     0.00%      0.30%      0.00%         0.30%
VA Equity Index Fund(2)
--------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

(2) Reflects an agreement to voluntarily limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) to 0.30% of average daily net assets. Absent such an agreement, the actual management fees, other expenses and total mutual fund expenses were as follows:

                                     -------------------------------------------------
                                     Mutual Fund    Other      12b-1     Total Mutual
                                       Expenses    Expenses    Fees      Fund Expenses
--------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen     0.35%      0.51%      0.00%         0.86%
VA Equity Index Fund
--------------------------------------------------------------------------------------

4. EFFECTIVE OCTOBER 1, 1999, THE "EXAMPLE" CHART LOCATED ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED TO INCLUDE THE FOLLOWING:

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                             If you surrender your contract       If you do not surrender your     If you annutize your contract at
                              at the end of the applicable         contract at the end of the       the end of the applicable time
                                      time period                    applicable time period                     period
-----------------------------------------------------------------------------------------------------------------------------------
                               1       3        5       10        1       3        5       10        1       3        5       10
                              Yr.     Yrs.     Yrs.     Yrs.     Yr.     Yrs.     Yrs.     Yrs.     Yr.     Yrs.     Yrs.     Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -     72     100      131      207       18      55       95      207        *      55       95      207
Evergreen VA Equity Index
Fund
-----------------------------------------------------------------------------------------------------------------------------------

5. EFFECTIVE SEPTEMBER 1, 1999 "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 43 THROUGH 45 OF YOUR PROSPECTUS IS AMENDED AS
   FOLLOWS:

     NATIONWIDE SEPARATE ACCOUNT TRUST
     Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers for each of the Funds continue to manage the Funds after the transfer to VMF.


                                      1
                                   3 of 111

                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-6

                   The date of this prospectus is May 1, 1999.
--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE AVAILABLE UNDER THE CONTRACTS:


EVERGREEN VARIABLE TRUST

     -Evergreen VA Aggressive Growth Fund

     -Evergreen VA Foundation Fund

     -Evergreen VA Fund

     -Evergreen VA Global Leaders Fund

     -Evergreen VA Growth and Income Fund

     -Evergreen VA International Growth Fund

     -Evergreen VA Masters Fund

     -Evergreen VA Small Cap Equity Income Fund

     -Evergreen VA Strategic Income Fund

NATIONWIDE SEPARATE ACCOUNT TRUST

     -Money Market Fund

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-6 may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 42.

For general information or to obtain FREE copies of the:

     -Statement of Additional Information;
     -prospectus for any underlying mutual fund;
     -required Nationwide forms,

call:           1-800-240-5054
          TDD   1-800-238-3035

or write:

          NATIONWIDE LIFE INSURANCE COMPANY
          P.O. BOX 182008
          COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

THIS ANNUITY IS NOT:

     -A BANK DEPOSIT;
     -FEDERALLY INSURED;
     -ENDORSED BY A BANK OR GOVERNMENT AGENCY; OR
     -AVAILABLE IN EVERY STATE.

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                       2
                                    4 of 111

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-6, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.



                                       3
                                    5 of 111

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................................2

SUMMARY OF CONTRACT EXPENSES..................................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................6

EXAMPLE.......................................................................7

SYNOPSIS OF THE CONTRACTS.....................................................8

FINANCIAL STATEMENTS..........................................................8

CONDENSED FINANCIAL INFORMATION...............................................9

NATIONWIDE LIFE INSURANCE COMPANY............................................12

NATIONWIDE ADVISORY SERVICES, INC............................................12

INVESTING IN THE CONTRACT....................................................12
     The Variable Account and Underlying
          Mutual Funds
          The Fixed Account

STANDARD CHARGES AND DEDUCTIONS..............................................14
     Mortality and Expense Risk Charges
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP...........................................................16
     Joint Ownership
     Annuitant
     Contingent Ownership
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT....................................................17
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE..............................................................20

SURRENDER (REDEMPTION).......................................................20
Surrenders Under a Qualified Contract or Tax Sheltered Annuity
LOAN PRIVILEGE...............................................................21
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT...................................................................23

CONTRACT OWNER SERVICES......................................................25
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE....................................................25

ANNUITIZING THE CONTRACT.....................................................25
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Assumed Investment Rate
     Value of an Annuity Unit
     Exchanges among Underlying Mutual Funds
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS...............................................................27
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     How the Death Benefit Value is Determined
     Death Benefit Payment

REQUIRED DISTRIBUTIONS.......................................................28
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities Required Distributions for Individual Retirement Annuities or SEP IRAs Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS...................................................31
     Federal Income Taxes
     Qualified Plans, Individual Retirement
          Annuities, SEP IRAs, and Tax Sheltered
          Annuities
     Roth IRAs
     Withholding
     Non-Resident Aliens


                                       4
                                    6 of 111

     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS.......................................................36

YEAR 2000 COMPLIANCE ISSUES..................................................36

LEGAL PROCEEDINGS............................................................37

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..............................38

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................42


                                       5
                                    7 of 111

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contract owners unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)...............6%(1)

Range of CDSC over time:

---------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM            CDSC
   DATE OF PURCHASE PAYMENT            PERCENTAGE
---------------------------------------------------------
               0                           6%
---------------------------------------------------------
               1                           6%
---------------------------------------------------------
               2                           5%
---------------------------------------------------------
               3                           5%
---------------------------------------------------------
               4                           4%
---------------------------------------------------------
               5                           3%
---------------------------------------------------------
               6                           2%
---------------------------------------------------------
               7                           0%
---------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:
      a)     10% of all purchase payments made to the contract; or
      b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan or other Qualified Plan.



VARIABLE ACCOUNT CHARGES(2)
(as a percentage of average account value)

Administration Charge.........................0.15%
Mortality and Expense Risk Charges............1.25%
     Total Variable Account Charges...........1.40%

(2)These charges do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.


                                       6
                                    8 of 111

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER
                             EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------
                                                          Management       Other    12b-1    Total Mutual
                                                             Fees        Expenses    Fees    Fund Expenses
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Aggressive          0.05%         0.95%     0.00%        1.00%
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Foundation          0.83%         0.17%     0.00%        1.00%
Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Fund(1)             0.81%         0.19%     0.00%        1.00%
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Global              0.39%         0.61%     0.00%        1.00%
Leaders Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Growth and          0.79%         0.21%     0.00%        1.00%
Income Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA International       0.00%         1.00%     0.00%        1.00%
Growth Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust Evergreen VA Masters Fund(1)       0.58%         0.42%     0.00%        1.00%
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Small Cap           0.00%         1.00%     0.00%        1.00%
Equity Income Fund(1)
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust - Evergreen VA Strategic           0.43%         0.57%     0.00%        1.00%
Income Fund(1)
-------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                                    0.40%         0.06%     0.00%        0.46%
-------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

(1)Reflects an agreement to voluntarily limit aggregate operating expenses (including investment advisory fees, but excluding interest, brokerage commissions and extraordinary expenses) to 1.00% of average daily net assets. Absent such an agreement, the actual management fees, other expenses and total mutual fund expenses for the period from January 1, 1998 to December 31, 1998 were as follows:

------------------------------------------------------------ --------------- ----------- -------- ---------------
                                                              Mutual Fund      Other       12b-1   Total Mutual
                                                                Expenses      Expenses      Fees  Fund Expenses
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Aggressive Growth        0.65%         0.95%       0.00%      1.55%
Fund
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Foundation Fund          0.83%         0.18%       0.00%      1.01%
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Fund                     0.95%         0.19%       0.00%      1.14%
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Global Leaders Fund      0.95%         0.61%       0.00%      1.56%
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Growth and Income        0.95%         0.21%       0.00%      1.16%
Fund
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA International            0.75%         7.51%       0.00%      8.26%
Growth Fund
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust Evergreen VA Masters Fund               0.95%         0.42%       0.00%      1.37%
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Small Cap Equity         0.95%         2.52%       0.00%      3.47%
Income Fund
------------------------------------------------------------ --------------- ----------- -------- ---------------
Evergreen Variable Trust - Evergreen VA Strategic Income         0.45%         0.57%       0.00%      1.02%
Fund
------------------------------------------------------------ --------------- ----------- -------- ---------------

                                    9 of 111

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both
the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.40%). Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.



------------------------------- ----------------------------- --------------------------- -------------------------------
                                   If you surrender your       If you do not surrender        If you annuitize your
                                 contract at the end of the    your contract at the end     contract at the end of the
                                   applicable time period       of the applicable time        applicable time period
                                                                        period
------------------------------- ----------------------------- --------------------------- -------------------------------
                                  1     3        5     10      1        3     5     10      1       3      5       10
                                 Yr.    Yrs.    Yrs.   Yrs.    Yr.     Yrs.  Yrs.   Yrs.    Yr.    Yrs.   Yrs.     Yrs.
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust-         95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA Aggressive
Growth Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable                95    122    159     282     25     77     132    282     *      77     132     282
Trust-Evergreen VA Foundation
Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable                95    122    159     282     25     77     132    282     *      77     132     282
Trust-Evergreen VA Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust-         95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA Global Leaders
Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable                95    122    159     282     25     77     132    282     *      77     132     282
Trust-Evergreen VA Growth and
Income Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust-         95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA Small Cap Equity
Income Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust-         95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA Strategic Income
Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust -        95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA International
Growth Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Evergreen Variable Trust -        95    122    159     282     25     77     132    282     *      77     132     282
Evergreen VA Masters Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------
Nationwide Separate Account       90    105    131     224     20     60     104    224     *      60     104     224
Trust- Money Market Fund
------------------------------- ------- ----- ------- ------- ----- ------- ------ ------ ------ ------- ------ ---------

*The contracts sold under this prospectus do not permit annuitizations during the first two contract years.

                                   10 of 111

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract owner" will also mean "participant(s)" unless the plan otherwise permits or requires contract owners to exercise contract rights under the plan terms.

The contracts can be categorized as:

-      Non-Qualified;

-      Individual Retirement Annuities ;

-      Roth IRAs;

-      SEP IRAs;

-      Tax Sheltered Annuities and;

-      Qualified.

   MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------- ----------------- -----------------
                    MINIMUM INITIAL       MINIMUM
     CONTRACT       PURCHASE PAYMENT     SUBSEQUENT
       TYPE                               PAYMENTS
------------------- ----------------- -----------------
Non-Qualified            $1,000             $50
------------------- ----------------- -----------------
IRA                      $1,000             $50
------------------- ----------------- -----------------
Roth IRA                 $1,000             $50
------------------- ----------------- -----------------
SEP IRA                  $1,000             $50
------------------- ----------------- -----------------
Tax Sheltered            $1,000              $0
Annuity
------------------- ----------------- -----------------
Qualified                $1,000              $0
------------------- ----------------- -----------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% and an Administration Charge equal to 0.15% of the daily net assets of the variable account. Nationwide assesses these charges in return for bearing certain mortality and administrative risks.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 6% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

                                   11 of 111

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for an accumulation unit outstanding throughout the period.(1)

-------------------------------------------------------------------------------------------------------------
                                   ACCUMULATION                  PERCENT CHANGE     NUMBER OF
                                   UNIT VALUE AT   ACCUMULATION        IN          ACCUMULATION
        UNDERLYING MUTUAL          BEGINNING OF   UNIT VALUE AT   ACCUMULATION   UNITS AT END OF
              FUND                    PERIOD      END OF PERIOD    UNIT VALUE       THE PERIOD       YEAR
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.970866       13.224364        20.54%         68,030         1998
Evergreen VA Aggressive Growth    ---------------------------------------------------------------------------
Fund - Q                              10.000000       10.970866         9.71%         32,233         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.970866       13.224364        20.54%        134,748         1998
Evergreen VA Aggressive Growth    ---------------------------------------------------------------------------
Fund - NQ                             10.000000       10.970866         9.71%         36,965         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            11.100000       13.570000        22.25%        100,000         1998
Evergreen VA Aggressive Growth    ---------------------------------------------------------------------------
Fund - Initial Funding by             10.000000       11.100000        11.00%        100,000         1997
Depositor
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            14.357474       15.661734         9.08%       1,231,590        1998
Evergreen VA Foundation Fund-Q    ---------------------------------------------------------------------------
                                      11.828332       14.357474        21.38%        513,556         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            14.35747        15.661734         9.08%       3,082,969        1998
Evergreen VA Foundation Fund-NQ   ---------------------------------------------------------------------------
                                     11.828332        14.357474        21.38%       1,362,798        1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            15.352653       16.112386         4.95%        611,181         1998
Evergreen VA Fund-Q               ---------------------------------------------------------------------------
                                      11.969927       15.352653        28.26%        253,280         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            15.352653       16.112386         4.95%       1,639,136        1998
Evergreen VA Fund-NQ              ---------------------------------------------------------------------------
                                      11.969927       15.352653        28.26%        772,073         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.753040       12.608870        17.26%        187,738         1998
Evergreen VA Global Leaders       ---------------------------------------------------------------------------
Fund - Q                              10.000000       10.753040         7.53%         61,612         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.753040       12.608870        17.26%        469,605         1998
Evergreen VA Global Leaders       ---------------------------------------------------------------------------
Fund - NQ                             10.000000       10.753040         7.53%        106,774         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.879585       12.938210        18.92%        100,0000        1998
Evergreen VA Global Leaders Fund   --------------------------------------------------------------------------
- Initial Funding by Depositor        10.000000       10.879585         8.80%        100,000         1997
-------------------------------------------------------------------------------------------------------------

                                   12 of 111

-------------------------------------------------------------------------------------------------------------
                                   ACCUMULATION                  PERCENT CHANGE     NUMBER OF
                                   UNIT VALUE AT   ACCUMULATION        IN          ACCUMULATION
        UNDERLYING MUTUAL          BEGINNING OF   UNIT VALUE AT   ACCUMULATION   UNITS AT END OF
              FUND                    PERIOD      END OF PERIOD    UNIT VALUE       THE PERIOD       YEAR
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            15.614450       16.130864         3.31%        893,262         1998
Evergreen VA Growth and Income     --------------------------------------------------------------------------
Fund - Q                              11.920149       15.614450        30.99%        406,022         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            15.614450       16.130864         3.31%       2,453,682        1998
Evergreen VA Growth and Income     --------------------------------------------------------------------------
Fund - NQ                             11.920149       15.614450        30.99%       1,206,385        1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.340809        -6.59%         15,381         1998(2)
Evergreen VA International Growth  --------------------------------------------------------------------------
Fund - Q
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.340809        -6.59%         36,559         1998(2)
Evergreen VA International         --------------------------------------------------------------------------
Growth Fund - NQ
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.390000        -6.10%        100,000         1998(2)
Evergreen VA International         --------------------------------------------------------------------------
Growth Fund - Initial Funding
by Depositor
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.623143        -3.77%         30,706         1998(3)
Evergreen VA Small Cap Equity      --------------------------------------------------------------------------
Income Fund - Q
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.623143        -3.77%        105,451         1998(3)
Evergreen VA Small Cap Equity      --------------------------------------------------------------------------
Income-Fund - NQ
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust-             10.000000        9.714315        -2.86%        100,000         1998(3)
Evergreen VA Small Cap Equity      --------------------------------------------------------------------------
Income Fund - Initial Funding
by Depositor
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.405791       10.866478         4.43%        294,309         1998
Evergreen VA Strategic Income      --------------------------------------------------------------------------
Fund - Q                              10.000000       10.405791         4.06%         30,744         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.405791       10.866478         4.43%        632,171         1998
Evergreen VA Strategic Income      --------------------------------------------------------------------------
Fund - NQ                             10.000000       10.405791         4.06%         79,968         1997
-------------------------------------------------------------------------------------------------------------
Evergreen Variable Trust -            10.528287       11.150478         5.91%        100,000         1998
Evergreen VA Strategic Income      --------------------------------------------------------------------------
Fund - Initial Funding by             10.000000       10.528287         5.28%        100,000         1997
Depositor
-------------------------------------------------------------------------------------------------------------

                                   13 of 111

-------------------------------------------------------------------------------------------------------------
                                   ACCUMULATION                  PERCENT CHANGE     NUMBER OF
                                   UNIT VALUE AT   ACCUMULATION        IN          ACCUMULATION
        UNDERLYING MUTUAL          BEGINNING OF   UNIT VALUE AT   ACCUMULATION   UNITS AT END OF
              FUND                    PERIOD      END OF PERIOD    UNIT VALUE       THE PERIOD       YEAR
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Nationwide Separate Account           10.691554       11.097664         3.80%        189,512         1998
Trust - Money Market Fund - Q*    ---------------------------------------------------------------------------
                                      10.364110       10.691554         3.16%         64,006         1997
-------------------------------------------------------------------------------------------------------------
Nationwide Separate Account           10.691554       11.097664         3.80%        290,059         1998
Trust - Money Market Fund - NQ*   ---------------------------------------------------------------------------
                                      10.364110       10.691554         3.16%         96,090         1997
-------------------------------------------------------------------------------------------------------------


1 This product first became effective March 3, 1997. Consequently, the condensed financial information for 1997 reflects the reporting period from March 3, 1997 through December 31, 1997.

2 The Evergreen Variable Trust - Evergreen VA International Growth Fund was added to the variable account on August 17, 1998. Consequently, the condensed financial information reflects the reporting period from August 17, 1998 through December 31, 1998.

3 The Evergreen Variable Trust- Evergreen VA Small Cap Equity Income Fund was added to the variable account on May 1, 1998. Consequently, the condensed financial information reflects the reporting period from May 1, 1998 through December 31, 1998.

  The Evergreen Variable Trust - Evergreen VA Masters Fund was added to the variable account on February 1, 1999. Consequently, no condensed financial information is available.

* The 7-day yield on the NSAT-Money Market Fund as of December 31, 1998 was
  3.42%.

                                   14 of 111

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-6 is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on February 2, 1994, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, SEP IRAs,Tax Sheltered Annuities, and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

                                   15 of 111

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

     - New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

     - Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

     - Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

                                   16 of 111

     - Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGES

Nationwide deducts Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charges compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis and is equal to an annual rate of to 0.15% of the daily net assets of the variable account. This charge is designed to reimburse Nationwide for administrative expenses related to the issuance and maintenance of the contracts.

If the Administration Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 6% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

                                   17 of 111

The CDSC applies as follows:

---------------------- -----------------
  NUMBER OF YEARS           CDSC
   FROM DATE OF          PERCENTAGE
 PURCHASE PAYMENT
---------------------- -----------------
          0                   6%
---------------------- -----------------
          1                   6%
---------------------- -----------------
          2                   5%
---------------------- -----------------
          3                   5%
---------------------- -----------------
          4                   4%
---------------------- -----------------
          5                   3%
---------------------- -----------------
          6                   2%
---------------------- -----------------
          7                   0%
---------------------- -----------------

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

The maximum amount paid to selling agents on these contracts is 6.55% of purchase payments. In addition to commissions paid by Nationwide, additional forms of compensation or incentives may be paid to sales agents by the broker-dealer firm that they are associated. Incentives may include payment for attendance at seminars, lunches, dinners, sporting events or theater performances; or payment for travel, lodging and entertainment expenses incurred with travel by sales agents and their immediate families. Sales agents may elect to receive cash incentives of equivalent amounts in lieu of such payments.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

For Tax Sheltered Annuity Contracts, Qualified Contracts and SEP IRAs, the CDSC will be waived when:

     a) the plan participant experiences a case of hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Internal Revenue Code Section 401(k));

     b) the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

     c) the plan participant attains age 59 1/2 and has participated in the contract for at least 5 years, as determined on the contract anniversary date immediately preceding the distribution;

                                   18 of 111

     d) the plan participant has participated in the contract for at least 15 years as determined on the contract anniversary date immediately preceding the distribution;

     e)   the plan participant dies; or

     f)   the contract annuitizes more than 2 years after the date of issue.

The contract owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the contract owner takes withdrawals prior to age 59 1/2 (see "Non-Qualified Contracts - Natural Persons as Contract Owners").

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such other dates as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract, including the right to designate and change any designations of the contract owner, annuitant, contingent annuitant, beneficiary, contingent beneficiary, annuity payment option, and annuity commencement date. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     - Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

                                   19 of 111

     - An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person designated to receive annuity payments during annuitization of the contract and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is NOT the annuitant dies before the annuitization date, and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------- ----------------- -----------------
     CONTRACT       MINIMUM INITIAL       MINIMUM
       TYPE         PURCHASE PAYMENT     SUBSEQUENT
                                          PAYMENTS
------------------- ----------------- -----------------
Non-Qualified            $1,000             $50
------------------- ----------------- -----------------
IRA                      $1,000             $50
------------------- ----------------- -----------------
Roth IRA                 $1,000             $50
------------------- ----------------- -----------------
SEP IRA                  $1,000             $50
------------------- ----------------- -----------------
Tax Sheltered            $1,000              $0
Annuity
------------------- ----------------- -----------------
Qualified                $1,000              $0
------------------- ----------------- -----------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

                                   20 OF 111

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

     -    New Year's Day                   -   Independence Day
     -    Martin Luther King, Jr. Day      -   Labor Day
     -    Presidents' Day                  -   Thanksgiving
     -    Good Friday                      -   Christmas
     -    Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when conditions described in
(2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner may not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any contract owner. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

     2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against whole the contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where

(a) is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate

                                   21 OF 111
     of 1.40% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an Interest Rate Guarantee Period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an Interest Rate Guarantee Period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an Interest Rate Guarantee Period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account from the variable account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary

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because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

     - submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Partial Surrenders (Partial Redemption)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

     a)   the amount requested; or

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     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A QUALIFIED CONTRACT OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Contract or Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B. The surrender limitations described in Section A also apply to:

     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Contract surrender provisions may be modified pursuant to plan terms when the contract is issued to fund a Qualified Plan.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

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MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

--------------- ------------ --------------------------
                CONTRACT     MAXIMUM OUTSTANDING LOAN
                VALUES       BALANCE ALLOWED
--------------- ------------ --------------------------
NON-ERISA       up to        up to 80% of contract
PLANS           $20,000      value (not more than
                             $10,000)
--------------- ------------ --------------------------
                $20,000      up to 50% of contract
                and over     value (not more than
                             $50,000*)
--------------- ------------ --------------------------
--------------- ------------ --------------------------
ERISA PLANS     All          up to 50% of contract
                             value (not more than
                             $50,000*)
--------------- ------------ --------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a Loan Processing Fee at the time each new loan is processed. If assessed it compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be

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available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent. IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the NSAT-Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100.

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Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owner that wish to utilize dollar cost averaging from the fixed account should first inquire as to whether any enhanced rate dollar cost averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     1) 10% of all purchase payments made to the contract as of the withdrawal date;

     2) an amount withdrawn from any IRA or Tax Sheltered Annuity to meet minimum distribution requirements under the Internal Revenue Code; or

     3) a percentage of the contract value based on the contract owner's age, as shown in the table below:

     --------------------------- -----------------------
         CONTRACT OWNER'S           PERCENTAGE OF
               AGE                  CONTRACT VALUE

     --------------------------- -----------------------
         Under age 59 1/2                   5%
     --------------------------- -----------------------
      Age 59 1/2through age 61              7%
     --------------------------- -----------------------
       Age 62 through age 64                8%
     --------------------------- -----------------------
       Age 65 through age 74               10%
     --------------------------- -----------------------
           Age 75 and over                 13%
     --------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of

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CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity plan, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an "age last birthday basis" by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.

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The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

ASSUMED INVESTMENT RATE

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment. The assumed investment rate of 3.5% is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

VALUE OF AN ANNUITY UNIT

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

EXCHANGES AMONG UNDERLYING MUTUAL FUNDS

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

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No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Tax Sheltered Annuities and Qualified Contracts are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary(ies) survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

HOW THE DEATH BENEFIT VALUE IS DETERMINED

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

DEATH BENEFIT PAYMENT

If the annuitant dies prior to the annuitization date, the death benefit will be the greatest of the following:

     1)   the contract value;

     2) the sum of all purchase payments made to the contract, less an adjustment for amounts surrendered; or

     3)   the maximum anniversary value.

The maximum anniversary value is equal to the greatest anniversary value attained from the following as of the date proper proof of death is received by
Nationwide:

     - the contract value on each contract anniversary prior to the deceased annuitant's attained age 81;

     -    less an adjustment for amounts subsequently surrendered; and

     - plus purchase payments subsequently received after that contract anniversary date.

Amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/annuitant's spouse who is:

     (a)  eligible to continue the contract; and

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    (b)   entitled to a death benefit;

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

    1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

    2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

        a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

        b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

        a) the death of the annuitant will be treated as the death of a contract owner;

        b) any change of annuitant will be treated as the death of a contract owner; and

        c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than:

    a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

    b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the
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payments will begin on the required beginning date. The required beginning date is the later of:

    a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

    b)  the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distribution cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity by the end of the previous calendar year by:

a)  the annuitant's life expectancy, or if applicable;

b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

   a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

   b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES OR SEP IRAS

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

    a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

    b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

        1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31

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            of the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity, SEP IRA or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Internal Revenue Code Section 408(k) are taxed similarly to Individual Retirement Annuities, and subject to similar distribution requirements. SAR SEPs cannot be established after 1996.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

    a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

        1)  treat the contract as a Roth IRA established for his or her benefit;
            or

        2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

    b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

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FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax adviser to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Individual Retirement Annuities Individual Retirement Accounts; (2) Roth IRAs;
(3) SEP IRAs; (4) Tax Sheltered Annuities; (5) Non-Qualified Contracts; and (6) Qualified Contracts. Each type of annuity is discussed below.

Individual Retirement Annuities, SEP IRAs and Individual Retirement Accounts

Distributions from Individual Retirement Annuities, SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of these Individual Retirement Annuities or SEP IRAs, or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue
Service:

    -   the amount of nondeductible purchase payments;

    -   the amount of any distributions;

    - the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

    - the total balance in all Individual Retirement Annuities, SEP IRAs and Individual Retirement Accounts.



Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     (i) it is made on or after the date on which the contract owner attains age 59 1/2;

     (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     (iii) it is attributable to the contract owner's disability; or

     (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A nonqualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A nonqualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

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Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Tax Sheltered Annuities and Qualified Contracts

Distributions from Tax Sheltered Annuities and Qualified Contracts are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution:

     1)   is the result of a contract owner's death;

     2)   is the result of a contract owner's disability;

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     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);

     4)   is for the purchase of an immediate annuity; or

     5)   is allocable to an investment in the contract before August 14, 1982.

A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable (and may not be amended or changed).

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death. These rules are described in "Required Distributions for Non-Qualified Contracts."

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

    a) acquired by the estate of a decedent by reason of the death of the decedent;

    b) issued in connection with certain qualified retirement plans and individual retirement plans;

    c)  used in connection with certain structured settlements;

    d) purchased by an employer upon the termination of certain qualified retirement plans; or

    e)  an immediate annuity.

QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, SEP IRAS AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, Individual Retirement Annuities, Tax Sheltered Annuities

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and SEP IRAs should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan, contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, Individual Retirement Annuities or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or an Individual Retirement Account.
Distributions that may NOT be rolled over are those that are:

    a) one of a series of substantially equal annual (or more frequent) payments made:

        1)  over the life (or life expectancy) of the contract owner;

        2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary; or

        3)  for a specified period of ten years or more; or

    b)  a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

Individual Retirement Accounts and Individual Retirement Annuities may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the Individual Retirement Account, SEP IRA or Individual Retirement Annuity does not qualify for the desired tax treatment.

ROTH IRAs

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of all or a portion of the four year spread, subjecting the amount deferred under the four year election to current taxation.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal

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Revenue Service notifies Nationwide that mandatory back-up withholding is required) or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

    1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

    2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

    1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

    2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

    -   a transfer of the contract from one contract owner to another; or

    -   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

    a) an individual who is two or more generations younger than the contract owner; or

    b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

    - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

    - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount

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of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

    -   the failure to diversify was accidental;

    -   the failure is corrected; and

    -   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial adviser.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

    -   statements showing the contract's quarterly activity;

    - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

    - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace many computer systems so that the systems will function properly after December 31, 1999.

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Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that support our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put in place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

The general distributor, Nationwide Advisory Services, Inc. is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Company). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Company). In August 1998, Nationwide Mutual Insurance

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Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At the hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs'petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT-Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT-Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT-Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

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Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

  -    precious metals;
  -    real estate;
  -    stocks and bonds;
  -    closed-end funds;
  -    bank money market deposit accounts and passbook savings;
  -    CDs; and
  -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

  -    S&P 500;
  -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
  -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
  -    Donoghue Money Fund Average;
  -    U.S. Treasury Note Index;
  -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
  -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

  -    Lipper Analytical Services, Inc.,
  -    CDA/Wiesenberger;
  -    Morningstar;
  -    Donoghue's;
  -    magazines such as:
     -   Money;
     -   Forbes;
     -   Kiplinger's Personal Finance Magazine;
     -   Financial World;
     -   Consumer Reports;
     -   Business Week;
     -   Time;
     -   Newsweek;
     -   National Underwriter; and
     -   News and World Report;
  -    LIMRA;
  -    Value;
  -    Best's Agent Guide;
  -    Western Annuity Guide;
  -    Comparative Annuity Reports;
  -    Wall Street Journal;
  -    Barron's;
  -    Investor's Daily;
  -    Standard & Poor's Outlook; and
  -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual

                                    42 of 111
fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7-year CDSC schedule and the deduction of all charges that could be made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                                    43 of 111


                                          SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
----------------------------------------- ---------------------- ----------------- ------------------- --------------
                                                                                    10 YEARS OR DATE     DATE FUND
                                                                                   FUND AVAILABLE IN     ADDED TO
                                                                    5 YEARS TO      VARIABLE ACCOUNT     VARIABLE
           SUB-ACCOUNT OPTION              1 YEAR TO 12/31/98        12/31/98         TO 12/31/98         ACCOUNT
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen             15.14%                N/A               13.88%          03-03-97
VA  Aggressive Growth Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA          -0.45%                N/A               16.92%          03-01-96
Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA           3.68%                N/A               15.71%          03-01-96
Foundation Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA          -2.09%                N/A               16.97%          03-01-96
Growth and Income Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA          11.86%                N/A               10.83%          03-03-97
Global Leaders Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA           9.34%                N/A              -21.73%          08-17-98
International Growth Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA            N/A                 N/A                N/A            02-01-99
Masters Fund1
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA            N/A                 N/A              -11.25%          05-01-98
Small Cap Equity Income Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
Evergreen Variable Trust - Evergreen VA          -0.97%                N/A               1.77%           03-03-97
Strategic Income Fund
----------------------------------------- ---------------------- ----------------- ------------------- --------------
NSAT- Money Market Fund                          -1.60%                N/A               1.93%           02-29-96
----------------------------------------- ---------------------- ----------------- ------------------- --------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
----------------------------------------- --------------------- ------------------ ------------------- --------------
                                                                                      10 YEARS TO
                                                                   5 YEARS TO       12/31/98 OR LIFE     DATE FUND
           SUB-ACCOUNT OPTION              1 YEAR TO 12/31/98       12/31/98            OF FUND          EFFECTIVE
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA          20.54%                N/A               16.43%          02-28-97
Aggressive Growth Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA          4.95%                 N/A               18.33%          03-01-96
Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA          9.08%                 N/A               17.15%          03-01-96
Foundation Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen             3.31%                 N/A               18.38%          03-01-96
VA Growth and Income Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA           N/A                  N/A               -6.59%          08-17-98
International Growth Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA           N/A                  N/A                N/A            02-01-99
Masters Fund1
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust- Evergreen VA           17.26%                N/A               13.45%          02-28-97
Global Leaders Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen Va           N/A                  N/A               -3.77%          05-01-98
Small Cap Equity Income Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
Evergreen Variable Trust - Evergreen VA          4.43%                 N/A               4.63%           02-28-97
Strategic Income Fund
----------------------------------------- --------------------- ------------------ ------------------- --------------
NSAT- Money Market Fund                          3.80%                3.57%              3.94%           11-10-81
----------------------------------------- --------------------- ------------------ ------------------- --------------


(1)The Evergreen Variable Trust - Evergreen VA Masters Fund was added to the variable account on February 1, 1999. Consequently, no performance information is available.

                                    44 of 111

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
General Information and History...........................................1
Services..................................................................1
Purchase of Securities Being Offered......................................1
Underwriters..............................................................2
Calculations of Performance...............................................2
Annuity Payments..........................................................3
Financial Statements......................................................4

                                    45 of 111

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

EVERGREEN VARIABLE TRUST

The Evergreen Variable Trust ("Trust") is an open-end management investment company commonly referred to as a Mutual Fund. The Trust is designed to provide investors with a selection of investment alternatives which seek to provide capital growth, income and diversification through its investment series (the "Funds"). Shares of the Funds are sold to separate accounts funding variable annuity contracts and variable life insurance policies issued by life insurance companies.

The investment adviser to the Evergreen VA Fund, Evergreen VA Foundation Fund, Evergreen VA Growth and Income Fund and Evergreen VA Global Leaders Fund is Evergreen Asset Management Corp., a wholly-owned subsidiary of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation. The Capital Management Group of FUNB serves as investment adviser to Evergreen VA Aggressive Growth Fund. The investment adviser to the Evergreen VA Strategic Income Fund is Keystone Investment Management Company, a wholly-owned subsidiary of FUNB.

  -EVERGREEN VA AGGRESSIVE GROWTH FUND

   Investment Objective: Seeks long-term capital appreciation by investing primarily in common stocks of emerging growth companies and in larger, more well established companies, all of which are viewed by the Fund's investment adviser as having above average appreciation potential.

   -EVERGREEN VA FOUNDATION FUND

   Investment Objective: Seeks, in order of priority, reasonable income, conservation of capital and capital appreciation by investing principally in income-producing common and preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. The Fund's common stock investments will include those which (at the time of purchase) pay dividends and in the view of the Adviser have potential for capital enhancement. The Fund may also invest up to 25% of its assets in foreign securities. While income will be a factor in the selection of equity securities, the Adviser will attempt to identify securities that offer potential for long term capital appreciation, but that do not exhibit any speculative characteristics.

   -EVERGREEN VA FUND

   Investment Objective: Seeks to achieve capital appreciation by primarily investing in common stock and securities convertible into or exchangeable for common stock of little-known or relatively small companies, or companies undergoing changes which the Adviser believes will have favorable consequences. Income will not be a factor in the selection of portfolio investments.

   -EVERGREEN VA GLOBAL LEADERS FUND

   Investment Objective: Seeks to achieve capital appreciation by investing primarily in a diversified portfolio of U.S. and non-U.S. equity securities of companies located in the world's major industrialized countries. The Fund's investment adviser will attempt to screen the largest companies in the world's major industrialized countries and cause the Fund to invest, in the opinion of the Fund's investment adviser, in the 100 best, based on certain qualitative and quantitative criteria.

   -EVERGREEN VA GROWTH AND INCOME FUND

   Investment Objective: Seeks to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund will attempt to meet its objective by investing primarily in common stock and securities convertible into or exchangeable for common stock of companies which are undervalued in the market place relative to those companies' assets, breakup value, earnings, or potential growth earnings. These

                                    46 of 111
   companies are often found among those which have had a record of financial success but are currently in disfavor in the market place for reasons the Adviser perceives as temporary or erroneous. The Fund may invest up to 25% of its assets in foreign securities, as well as invest up to 5% of its total assets in debt securities which are rated below investment grade, commonly known as "junk bonds." There can be no assurance that the Fund's investment objective will be achieved.

   -EVERGREEN VA INTERNATIONAL GROWTH FUND

   Investment Objective: Seeks long-term growth of capital, with modest income as a secondary objective. The Fund invests primarily in equity securities issued by well-established, quality companies located in countries with developed markets. The Fund may invest a portion of its assets in equity securities of companies located in certain emerging markets countries and the formerly communist countries of eastern Europe.

   -EVERGREEN VA MASTERS FUND

   Investment Objectives: The Fund's investment objective is to seek long-term capital appreciation by investing at least 65% of its assets in equity securities. The Fund's investment program is based on the Manager of Managers Strategy of First Union National Bank's Capital Management Group (CMG). CMG allocates the Fund's portfolio assets on an approximately equal basis among a number of investment management organizations, each of which employs a different style. CMG has ultimate responsibility for the investment performance of the Fund. The style of each investment management organization is described below. CMG will continuously monitor the performance and investment styles of the Fund's portfolio managers. There can be no assurance that the Fund's investment objectives will be achieved.

   Evergreen Asset Management Corp. ("Evergreen") will invest it's segment of the Fund's assets according to a value oriented strategy. Evergreen will invest in equity securities of U.S. and foreign companies with market capitalizations between approximately $500 million and $5 billion. Evergreen will invest in companies it believes the market has temporarily undervalued in relation to such factors as the company's assets, cash flow and earnings potential.


   MFS Institutional Advisors, Inc. ("MFS") will invest its segment of the portfolio according to its growth oriented investment strategy by primarily investing in equity securities of companies with market capitalizations between approximately $500 million and $5 billion. Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to continue sustained growth. MFS may invest up to 25% (and generally expects to invest between 1% and 10%) of its segment of the Fund's assets in foreign securities.


   OppenheimerFunds, Inc. ("Oppenheimer") manages its segment of the portfolio in accordance with a blended growth and value investment strategy. Investments are primarily in equity securities of those companies with market capitalizations over $5 billion; however, Oppenheimer may, when it deems advisable, invest in the equity securities of mid-cap and small-cap companies. In purchasing portfolio securities, Oppenheimer may invest without limit in foreign securities and may, to a limited degree, invest in non-convertible debt securities and preferred stocks which have the potential for capital appreciation.

   Putnam Investment Management, Inc. ("Putnam") invests its segment of the portfolio primarily, in accordance with its growth oriented investment strategy, in equity securities of U.S. and foreign issuers with market capitalizations of $2 billion or more. Putnam may also purchase non-convertible debt securities which offer the opportunity for capital appreciation. Putnam believes that evaluating a company's probably future earnings, dividends, financial strength,

                                    47 of 111
   working assets and competitive position will prove more profitable in the long run than simply seeking current dividend income.

   Each manager may also invest its segment of the portfolio in short-term obligations for temporary defensive purposes. Such obligations may include U.S. government securities, master demand notes, commercial paper and notes, bank deposits and other financial obligations.

   The Fund's investment objective is nonfundamental; as a result, the Fund may change its objective without a shareholder vote. However, the Fund has adopted certain fundamental investment policies which are mainly designed to limit the Fund's exposure to risk. The Fund's fundamental policies cannot be changed without a shareholder vote.

   -EVERGREEN VA SMALL CAP EQUITY INCOME FUND

   Investment Objective: Seeks to maximize the total return on its portfolio of investments by investing in common and preferred stocks, securities convertible into or exchangeable for common stocks and fixed income securities. In attempting to achieve its objective, the Fund invests primarily in companies with total market capitalization of less than $500 million.

   -EVERGREEN VA STRATEGIC INCOME FUND

   Investment Objective: Seeks high current income from interest on debt securities and secondarily, considers potential for growth of capital in selecting securities.

NATIONWIDE SEPARATE ACCOUNT TRUST

Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

-NSAT-MONEY MARKET FUND

Investment Objective: The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

                                    48 of 111

                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                    THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-6


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43216, or calling 1-800-240-5054, TDD
1-800-238-3035.

                                TABLE OF CONTENTS

                                                                     PAGE
General Information and History.............................................1
Services....................................................................1
Purchase of Securities Being Offered........................................1
Underwriters................................................................2
Calculation of Performance..................................................2
Annuity Payments............................................................3
Financial Statements........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide Variable Account-6 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

PURCHASE OF SECURITIES BEING OFFERED

The contracts are sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents are registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

When a contract described in the prospectus is exchanged for another contract issued by Nationwide or any of its affiliated insurance companies of the type and class which Nationwide determines is eligible for such an exchange, Nationwide may waive any remaining CDSC on the first contract. A CDSC may apply to the contract received in the exchange.

                                    49 of 111

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"). One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended 1998, 1997 and 1996, no underwriting commissions have been paid by Nationwide to NAS.

CALCULATION OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT-Money Market Fund's seven-day current unit value yield was 3.42%. The NSAT-Money Market Fund's seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund. At December 31, 1998 the seven-day effective yield was 3.47%.

The NSAT-Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the NSAT-Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT-Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT-Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized Average Annual Return is found by taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized Average Annual Total Return reflects the deduction of 1.40% Mortality and Expense Risk Charge and an Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. The nonstandardized annual total return will be based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence.

                                    50 of 111

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                    51 of 111

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-6:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-6 as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-6 as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                   KPMG LLP

Columbus, Ohio
February 5, 1999

                          NATIONWIDE VARIABLE ACCOUNT-6

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:

      Evergreen - VA Aggressive Growth Fund (EvAggrGro)
         297,616 shares (cost $3,279,057) ......................................  $  4,038,647

      Evergreen - VA Foundation Fund (EvFound)
         4,779,242 shares (cost $62,546,690) ...................................    69,203,424

      Evergreen - VA Fund (EvFund)
         2,477,831 shares (cost $35,531,944) ...................................    37,935,587

      Evergreen - VA Global Leaders Fund (EvGloLead)
         750,959 shares (cost $8,596,500) ......................................     9,582,231

      Evergreen - VA Growth and Income Fund (EvGrInc)
         3,573,059 shares (cost $51,423,943) ...................................    55,668,265

      Evergreen - VA International Growth Fund (EvIntGr)
         151,668 shares (cost $1,454,675) ......................................     1,424,161

      Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)
         238,173 shares (cost $2,280,644) ......................................     2,281,693

      Evergreen - VA Strategic Income Fund (EvStratInc)
         1,076,294 shares (cost $11,303,862) ...................................    11,182,696

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         181,197 shares (cost $2,260,830) ......................................     2,089,197

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         145,241 shares (cost $2,704,463) ......................................     2,912,087

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         118,800 shares (cost $1,902,227) ......................................     2,157,416

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         85,968 shares (cost $1,725,140) .......................................     2,101,061

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         139,913 shares (cost $2,566,577) ......................................     3,201,213

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         117,370 shares (cost $1,364,533) ......................................     1,372,054

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         5,321,979 shares (cost $5,321,979) ....................................     5,321,979
                                                                                  ------------

            Total assets .......................................................   210,471,711

ACCOUNTS PAYABLE ...............................................................         2,822
                                                                                  ------------
CONTRACT OWNERS' EQUITY ........................................................  $210,468,889
                                                                                  ============

                                                                                                                ANNUAL
Contract owners' equity represented by:                      UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Contracts in accumulation phase:

Evergreen - VA Aggressive Growth Fund:
   Tax qualified .................................           68,030     $  13.224364     $     899,653                21 %
   Non-tax qualified .............................          134,748        13.224364         1,781,957                21 %
   Initial Funding by Depositor (note 1a) ........          100,000        13.570000         1,357,000                22 %

Evergreen - VA Foundation Fund:
   Tax qualified .................................        1,231,590        15.661734        19,288,835                 9 %
   Non-tax qualified .............................        3,082,969        15.661734        48,284,640                 9 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.299610         1,629,961                11 %

Evergreen - VA Fund:
   Tax qualified .................................          611,181        16.112386         9,847,584                 5 %
   Non-tax qualified .............................        1,639,136        16.112386        26,410,392                 5 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.768642         1,676,864                 6 %

Evergreen - VA Global Leaders Fund:
   Tax qualified .................................          187,738        12.608870         2,367,164                17 %
   Non-tax qualified .............................          469,605        12.608870         5,921,188                17 %
   Initial Funding by Depositor (note 1a) ........          100,000        12.938210         1,293,821                19 %

Evergreen - VA Growth and Income Fund:
   Tax qualified .................................          893,262        16.130864        14,409,088                 3 %
   Non-tax qualified .............................        2,453,682        16.130864        39,580,011                 3 %
   Initial Funding by Depositor (note 1a) ........          100,000        16.787932         1,678,793                 5 %

Evergreen - VA International Growth Fund:
   Tax qualified .................................           15,381         9.340809           143,671                (7)%(a)
   Non-tax qualified .............................           36,559         9.340809           341,491                (7)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.390000           939,000                (6)%(a)

Evergreen - VA Small Cap Equity Income:
   Tax qualified .................................           30,706         9.623143           295,488                (4)%(a)
   Non-tax qualified .............................          105,451         9.623143         1,014,770                (4)%(a)
   Initial Funding by Depositor (note 1a) ........          100,000         9.714315           971,432                (3)%(a)

Evergreen - VA Strategic Income Fund:
   Tax qualified .................................          294,309        10.866478         3,198,102                 4 %
   Non-tax qualified .............................          632,171        10.866478         6,869,472                 4 %
   Initial Funding by Depositor (note 1a) ........          100,000        11.150478         1,115,048                 6 %

Fidelity VIP - High Income Portfolio:
   Tax qualified .................................           36,899        11.837723           436,800                (6)%
   Non-tax qualified .............................          139,559        11.837723         1,652,061                (6)%

Fidelity VIP - Overseas Portfolio:
   Tax qualified .................................           34,092        13.323057           454,210                11 %
   Non-tax qualified .............................          184,444        13.323057         2,457,358                11 %

                                                                     (Continued)

                                                                                                                 ANNUAL
                                                             UNITS      UNIT VALUE                              RETURN(b)
                                                           --------     ----------                              ---------
Fidelity VIP-II - Asset Manager Portfolio:
   Tax qualified .................................           35,587        14.983855           533,230                13 %
   Non-tax qualified .............................          108,376        14.983855         1,623,890                13 %

Fidelity VIP-II - Contrafund Portfolio:
   Tax qualified .................................           17,867        15.176535           271,159                28 %
   Non-tax qualified .............................          120,560        15.176535         1,829,683                28 %

Fidelity VIP-III - Growth Opportunities Portfolio:
   Tax qualified .................................           38,197        14.985852           572,415                23 %
   Non-tax qualified .............................          175,401        14.985852         2,628,533                23 %

Nationwide SAT - Government Bond Fund:
   Tax qualified .................................            9,045        11.981662           108,374                 7 %
   Non-tax qualified .............................          105,464        11.981662         1,263,634                 7 %

Nationwide SAT - Money Market Fund:
   Tax qualified .................................          189,512        11.097664         2,103,140                 4 %
   Non-tax qualified .............................          290,059        11.097664         3,218,977                 4 %
                                                          =========        ========     --------------
                                                                                        $ 210,468,889
                                                                                        =============


(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                              TOTAL                                EvAggrGro
                                                   -------------------------------     ------------------------------
                                                         1998           1997                1998             1997
                                                   -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................    $   2,674,845           921,552              --                --
Mortality, expense and administration
  charges (note 2) ............................       (2,047,220)         (718,940)          (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------
  Net investment activity .....................          627,625           202,612           (23,680)           (2,625)
                                                   -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........       18,362,960         5,439,115           661,548           146,318
Cost of mutual fund shares sold ...............      (15,304,263)       (5,092,331)         (637,865)         (130,185)
                                                   -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........        3,058,697           346,784            23,683            16,133
Change in unrealized gain (loss) on investments        1,749,886        10,826,924           663,791            95,799
                                                   -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............        4,808,583        11,173,708           687,474           111,932
                                                   -------------     -------------     -------------     -------------
Reinvested capital gains ......................        3,792,356         2,934,325              --                --
                                                   -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        9,228,564        14,310,645           663,794           109,307
                                                   -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................      120,644,969        40,652,403         1,604,948         1,713,176
Transfers between funds .......................             --                --             (22,143)           49,795
Redemptions ...................................       (9,976,873)       (1,288,100)          (76,952)           (2,987)
Contingent deferred sales charges (note 2) ....         (221,448)          (22,638)             (169)             --
Adjustments to maintain reserves ..............           (2,045)          (59,518)              (30)             (129)
                                                   -------------     -------------     -------------     -------------
    Net equity transactions ...................      110,444,603        39,282,147         1,505,654         1,759,855
                                                   -------------     -------------     -------------     -------------

Net change in contract owners' equity .........      119,673,167        53,592,792         2,169,448         1,869,162
Contract owners' equity beginning of period ...       90,795,722        37,202,930         1,869,162              --
                                                   -------------     -------------     -------------     -------------
Contract owners' equity end of period .........    $ 210,468,889        90,795,722         4,038,610         1,869,162
                                                   =============     =============     =============     =============

                                                                 EvFound                            EvFund
                                                    --------------------------------    -------------------------------
                                                          1998               1997             1998            1997
                                                    -------------     -------------     -------------     -------------
Investment activity:

Reinvested dividends ..........................         1,205,584           432,577              --              52,250
Mortality, expense and administration
  charges (note 2) ............................          (683,822)         (240,775)         (374,658)         (134,972)
                                                    -------------     -------------     -------------     -------------
  Net investment activity .....................           521,762           191,802          (374,658)          (82,722)
                                                    -------------     -------------     -------------     -------------

Proceeds from mutual fund shares sold .........         2,201,565           454,441         3,741,560           386,577
Cost of mutual fund shares sold ...............        (1,554,017)         (345,923)       (2,464,952)         (280,189)
                                                    -------------     -------------     -------------     -------------
  Realized gain (loss) on investments .........           647,548           108,518         1,276,608           106,388
Change in unrealized gain (loss) on investments         1,967,032         3,160,540          (993,694)        2,689,609
                                                    -------------     -------------     -------------     -------------
  Net gain (loss) on investments ..............         2,614,580         3,269,058           282,914         2,795,997
                                                    -------------     -------------     -------------     -------------
Reinvested capital gains ......................         1,011,705         1,140,621         1,170,913           707,913
                                                    -------------     -------------     -------------     -------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         4,148,047         4,601,481         1,079,169         3,421,188
                                                    -------------     -------------     -------------     -------------
Equity transactions:
Purchase payments received from
  contract owners .............................        40,873,811         9,758,419        21,624,968         6,120,181
Transfers between funds .......................          (345,390)          435,226          (264,570)          677,468
Redemptions ...................................        (3,807,693)         (349,437)       (1,784,878)         (170,640)
Contingent deferred sales charges (note 2) ....           (78,359)           (5,566)          (36,780)           (3,401)
Adjustments to maintain reserves ..............                 3           (20,320)             (385)          (11,406)
                                                    -------------     -------------     -------------     -------------
    Net equity transactions ...................        36,642,372         9,818,322        19,538,355         6,612,202
                                                    -------------     -------------     -------------     -------------

Net change in contract owners' equity .........        40,790,419        14,419,803        20,617,524        10,033,390
Contract owners' equity beginning of period ...        28,413,017        13,993,214        17,317,316         7,283,926
                                                    -------------     -------------     -------------     -------------
Contract owners' equity end of period .........        69,203,436        28,413,017        37,934,840        17,317,316
                                                    =============     =============     =============     =============



                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997


                                                            EvGloLead                        EvGrinc
                                                   ---------------------------     --------------------------
                                                         1998          1997             1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $    53,046          13,693         445,613         107,784
Mortality, expense and administration
  charges (note 2) ............................        (70,467)         (6,316)       (589,626)       (215,211)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (17,421)          7,377        (144,013)       (107,427)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        333,363          94,457       2,532,809         260,180
Cost of mutual fund shares sold ...............       (320,068)        (83,425)     (1,711,193)       (200,097)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         13,295          11,032         821,616          60,083
Change in unrealized gain (loss) on investments        937,511          48,221      (1,097,281)      4,175,082
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        950,806          59,253        (275,665)      4,235,165
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................           --             6,846       1,025,093         851,646
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        933,385          73,476         605,415       4,979,384
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      5,846,998       2,688,641      31,886,459      10,489,601
Transfers between funds .......................        106,880         142,364        (880,523)        774,340
Redemptions ...................................       (202,140)         (5,540)     (2,663,166)       (301,923)
Contingent deferred sales charges (note 2) ....         (1,289)           --           (59,682)         (6,093)
Adjustments to maintain reserves ..............           (281)           (321)            243         (18,127)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................      5,750,168       2,825,144      28,283,331      10,937,798
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........      6,683,553       2,898,620      28,888,746      15,917,182
Contract owners' equity beginning of period ...      2,898,620            --        26,779,146      10,861,964
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 9,582,173       2,898,620      55,667,892      26,779,146
                                                   ===========     ===========     ===========     ===========




                                                              EvIntGr                       EvSmCapEI
                                                   --------------------------    ----------------------------
                                                        1998           1997           1998             1997
                                                   -----------     -----------    -----------     -----------
Investment activity:

Reinvested dividends ..........................           --              --           26,284            --
Mortality, expense and administration
  charges (note 2) ............................         (1,172)           --           (6,043)           --
                                                   -----------     -----------    -----------     -----------
  Net investment activity .....................         (1,172)           --           20,241            --
                                                   -----------     -----------    -----------     -----------

Proceeds from mutual fund shares sold .........         25,398            --           61,160            --
Cost of mutual fund shares sold ...............        (28,372)           --          (66,317)           --
                                                   -----------     -----------    -----------     -----------
  Realized gain (loss) on investments .........         (2,974)           --           (5,157)           --
Change in unrealized gain (loss) on investments        (30,514)           --            1,048            --
                                                   -----------     -----------    -----------     -----------
  Net gain (loss) on investments ..............        (33,488)           --           (4,109)           --
                                                   -----------     -----------    -----------     -----------
Reinvested capital gains ......................           --              --            2,958            --
                                                   -----------     -----------    -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        (34,660)           --           19,090            --
                                                   -----------     -----------    -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................      1,349,323            --        2,256,250            --
Transfers between funds .......................        109,498            --            9,853            --
Redemptions ...................................           --              --           (3,501)           --
Contingent deferred sales charges (note 2) ....           --              --             --              --
Adjustments to maintain reserves ..............              1            --               (2)           --
                                                   -----------     -----------    -----------     -----------
    Net equity transactions ...................      1,458,822            --        2,262,600            --
                                                   -----------     -----------    -----------     -----------

Net change in contract owners' equity .........      1,424,162            --        2,281,690            --
Contract owners' equity beginning of period ...           --              --             --              --
                                                   -----------     -----------    -----------     -----------
Contract owners' equity end of period .........      1,424,162            --        2,281,690            --
                                                   ===========     ===========    ===========     ===========

                         NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                EvStratInc                      FidVIPHI
                                                   -----------------------------     -----------------------------
                                                         1998             1997             1998            1997
                                                   ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................    $    421,087           58,403          166,235           81,089
Mortality, expense and administration
  charges (note 2) ............................         (81,408)          (3,818)         (31,839)         (21,420)
                                                   ------------     ------------     ------------     ------------
  Net investment activity .....................         339,679           54,585          134,396           59,669
                                                   ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........       1,064,321           27,364          637,651          135,073
Cost of mutual fund shares sold ...............      (1,035,887)         (26,954)        (608,365)        (123,630)
                                                   ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........          28,434              410           29,286           11,443
Change in unrealized gain (loss) on investments        (130,808)           9,641         (397,432)         169,861
                                                   ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............        (102,374)          10,051         (368,146)         181,304
                                                   ------------     ------------     ------------     ------------
Reinvested capital gains ......................            --              3,203          105,628           10,022
                                                   ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........         237,305           67,839         (128,122)         250,995
                                                   ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................       8,368,709        2,031,686          560,932          793,624
Transfers between funds .......................         625,598          110,007         (309,711)         (67,359)
Redemptions ...................................        (250,007)          (4,481)         (93,106)         (37,261)
Contingent deferred sales charges (note 2) ....          (3,783)            --             (1,478)          (1,077)
Adjustments to maintain reserves ..............             (75)            (176)            (365)          (1,783)
                                                   ------------     ------------     ------------     ------------
    Net equity transactions ...................       8,740,442        2,137,036          156,272          686,144
                                                   ------------     ------------     ------------     ------------

Net change in contract owners' equity .........       8,977,747        2,204,875           28,150          937,139
Contract owners' equity beginning of period ...       2,204,875             --          2,060,711        1,123,572
                                                   ------------     ------------     ------------     ------------
Contract owners' equity end of period .........      11,182,622        2,204,875        2,088,861        2,060,711
                                                   ============     ============     ============     ============



                                                               FidVIPOv                           FidVIPAM
                                                    -----------------------------     -----------------------------
                                                          1998             1997             1998            1997
                                                    ------------     ------------     ------------     ------------
Investment activity:

Reinvested dividends ..........................           51,626           25,789           60,892           44,528
Mortality, expense and administration
  charges (note 2) ............................          (40,291)         (28,305)         (28,570)         (21,642)
                                                    ------------     ------------     ------------     ------------
  Net investment activity .....................           11,335           (2,516)          32,322           22,886
                                                    ------------     ------------     ------------     ------------

Proceeds from mutual fund shares sold .........          298,379          134,986          180,711          183,404
Cost of mutual fund shares sold ...............         (271,550)        (125,100)        (165,427)        (168,748)
                                                    ------------     ------------     ------------     ------------
  Realized gain (loss) on investments .........           26,829            9,886           15,284           14,656
Change in unrealized gain (loss) on investments          100,727           32,191           24,653          135,695
                                                    ------------     ------------     ------------     ------------
  Net gain (loss) on investments ..............          127,556           42,077           39,937          150,351
                                                    ------------     ------------     ------------     ------------
Reinvested capital gains ......................          152,162          102,376          182,677          111,698
                                                    ------------     ------------     ------------     ------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........          291,053          141,937          254,936          284,935
                                                    ------------     ------------     ------------     ------------
Equity transactions:
Purchase payments received from
  contract owners .............................          146,809        1,095,522          157,578          457,162
Transfers between funds .......................          (96,968)         154,310          (49,668)         (24,319)
Redemptions ...................................          (88,116)         (55,512)         (91,144)         (47,012)
Contingent deferred sales charges (note 2) ....           (1,809)          (1,667)          (1,133)          (1,956)
Adjustments to maintain reserves ..............             (595)          (2,173)            (287)          (1,822)
                                                    ------------     ------------     ------------     ------------
    Net equity transactions ...................          (40,679)       1,190,480           15,346          382,053
                                                    ------------     ------------     ------------     ------------

Net change in contract owners' equity .........          250,374        1,332,417          270,282          666,988
Contract owners' equity beginning of period ...        2,661,194        1,328,777        1,886,838        1,219,850
                                                    ------------     ------------     ------------     ------------
Contract owners' equity end of period .........        2,911,568        2,661,194        2,157,120        1,886,838
                                                    ============     ============     ============     ============


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-6

        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                            Fid VIPCon                       FidVIPGrOp
                                                   ----------------------------    ---------------------------
                                                        1998          1997            1998            1997
                                                   -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................    $     9,259            --            19,139            --
Mortality, expense and administration
  charges (note 2) ............................        (23,433)         (7,563)        (33,857)         (9,859)
                                                   -----------     -----------     -----------     -----------
  Net investment activity .....................        (14,174)         (7,563)        (14,718)         (9,859)
                                                   -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........        486,379          43,360         264,446           8,378
Cost of mutual fund shares sold ...............       (386,936)        (41,279)       (195,987)         (7,246)
                                                   -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........         99,443           2,081          68,459           1,132
Change in unrealized gain (loss) on investments        269,080         106,841         433,931         200,704
                                                   -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............        368,523         108,922         502,390         201,836
                                                   -----------     -----------     -----------     -----------
Reinvested capital gains ......................         68,120            --            66,530            --
                                                   -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........        422,469         101,359         554,202         191,977
                                                   -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .............................        337,230         833,310         861,311       1,126,943
Transfers between funds .......................        179,052         278,193         389,976         202,051
Redemptions ...................................        (30,229)        (19,227)       (109,496)        (10,326)
Contingent deferred sales charges (note 2) ....           (490)           --            (4,526)           --
Adjustments to maintain reserves ..............           (214)           (611)           (349)           (815)
                                                   -----------     -----------     -----------     -----------
    Net equity transactions ...................        485,349       1,091,665       1,136,916       1,317,853
                                                   -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        907,818       1,193,024       1,691,118       1,509,830
Contract owners' equity beginning of period ...      1,193,024            --         1,509,830            --
                                                   -----------     -----------     -----------     -----------
Contract owners' equity end of period .........    $ 2,100,842       1,193,024       3,200,948       1,509,830
                                                   ===========     ===========     ===========     ============



                                                                NSATGvtBd                       NSATMyMkt
                                                    ----------------------------    ----------------------------
                                                         1998           1997            1998           1997
                                                     -----------     -----------     -----------     -----------
Investment activity:

Reinvested dividends ..........................           43,647          14,524         172,433          90,915
Mortality, expense and administration
  charges (note 2) ............................          (10,720)         (3,173)        (47,634)        (23,261)
                                                     -----------     -----------     -----------     -----------
  Net investment activity .....................           32,927          11,351         124,799          67,654
                                                     -----------     -----------     -----------     -----------

Proceeds from mutual fund shares sold .........          315,041         167,781       5,558,629       3,396,796
Cost of mutual fund shares sold ...............         (298,698)       (162,759)     (5,558,629)     (3,396,796)
                                                     -----------     -----------     -----------     -----------
  Realized gain (loss) on investments .........           16,343           5,022            --              --
Change in unrealized gain (loss) on investments            1,842           2,740            --              --
                                                     -----------     -----------     -----------     -----------
  Net gain (loss) on investments ..............           18,185           7,762            --              --
                                                     -----------     -----------     -----------     -----------
Reinvested capital gains ......................            6,570            --              --              --
                                                     -----------     -----------     -----------     -----------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........           57,682          19,113         124,799          67,654
                                                     -----------     -----------     -----------     -----------
Equity transactions:
Purchase payments received from

  contract owners .............................           67,906         151,591       4,701,737       3,392,547
Transfers between funds .......................          995,059          (1,011)       (446,943)     (2,731,065)
Redemptions ...................................          (37,892)        (95,353)       (738,553)       (188,401)
Contingent deferred sales charges (note 2) ....           (1,011)           (176)        (30,939)         (2,702)
Adjustments to maintain reserves ..............              (50)           (264)            341          (1,571)
                                                     -----------     -----------     -----------     -----------
    Net equity transactions ...................        1,024,012          54,787       3,485,643         468,808
                                                     -----------     -----------     -----------     -----------

Net change in contract owners' equity .........        1,081,694          73,900       3,610,442         536,462
Contract owners' equity beginning of period ...          290,314         216,414       1,711,675       1,175,213
                                                     -----------     -----------     -----------     -----------
Contract owners' equity end of period .........        1,372,008         290,314       5,322,117       1,711,675
                                                     ===========     ===========     ===========     ============


See accompanying notes to financial statements

                          NATIONWIDE VARIABLE ACCOUNT-6
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-6 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on February 2, 1994. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         On February 28, 1996, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Foundation Fund, 100,000 shares of the Evergreen - VA Fund and 100,000 shares of the Evergreen - VA Growth and Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. These amounts represent the initial funding of the Account. The value of the units purchased by the Company on February 28, 1996 was $3,000,000.

         On March 3, 1997, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Aggressive Growth Fund, 100,000 shares of the Evergreen - VA Global Leaders Fund and 100,000 shares of the Evergreen - VA Strategic Income Fund, for which the Account was credited with 100,000 units of each of the foregoing Evergreen Funds. The value of the units purchased by the Company on March 3, 1997 was $3,000,000.

         On May 1, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - VA Small Cap Equity Income Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on May 1, 1998 was $1,000,000.

         On August 17, 1998, the Company (Depositor) transferred to the Account, 100,000 shares of the Evergreen - International Growth Fund, for which the Account was credited with 100,000 units of the foregoing Evergreen Fund. The value of the units purchased by the Company on August 17, 1998 was $1,000,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Funds of the Evergreen Variable Trust (Evergreen);

                 Evergreen - VA Aggressive Growth Fund (EvAggrGro)

                 Evergreen - VA Foundation Fund (EvFound)

                 Evergreen - VA Fund (EvFund)

                 Evergreen - VA Global Leaders Fund (EvGloLead)

                 Evergreen - VA Growth and Income Fund (EvGrInc)

                 Evergreen - VA International Growth Fund (EvIntGr)

                 Evergreen - VA Small Cap Equity Income Fund (EvSmCapEI)

                 Evergreen - VA Strategic Income Fund (EvStratInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);

                 Fidelity VIP - High Income Portfolio (FidVIPHI)

                 Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

                 Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)

                 Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

                 Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                 Nationwide SAT - Government Bond Fund (NSATGvtBd)

                 Nationwide SAT - Money Market Fund (NSATMyMkt)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges are deducted from the initial funding by the Depositor, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1998 and 1997, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                                                        KPMG LLP


Columbus, Ohio
January 29, 1999

                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
             (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                 Consolidated Balance Sheets

                     (in millions of dollars, except per share amounts)


                                                                          December 31,
                                                                    -----------------------
                                        Assets                        1998          1997
                                        ------                      ---------     ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                       $14,245.1     $13,204.1
    Equity securities                                                   127.2          80.4
  Mortgage loans on real estate, net                                  5,328.4       5,181.6
  Real estate, net                                                      243.6         311.4
  Policy loans                                                          464.3         415.3
  Other long-term investments                                            44.0          25.2
  Short-term investments                                                289.1         358.4
                                                                    ---------     ---------
                                                                     20,741.7      19,576.4
                                                                    ---------     ---------

Cash                                                                      3.4         175.6
Accrued investment income                                               218.7         210.5
Deferred policy acquisition costs                                     2,022.2       1,665.4
Other assets                                                            420.3         438.4
Assets held in separate accounts                                     50,935.8      37,724.4
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------
Future policy benefits and claims                                   $19,767.1     $18,702.8
Other liabilities                                                       866.1         885.6
Liabilities related to separate accounts                             50,935.8      37,724.4
                                                                    ---------     ---------
                                                                     71,569.0      57,312.8
                                                                    ---------     ---------

Commitments and contingencies (notes 7 and 12)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                             3.8           3.8
  Additional paid-in capital                                            914.7         914.7
  Retained earnings                                                   1,579.0       1,312.3
  Accumulated other comprehensive income                                275.6         247.1
                                                                    ---------     ---------
                                                                      2,773.1       2,477.9
                                                                    ---------     ---------
                                                                    $74,342.1     $59,790.7
                                                                    =========     =========

See accompanying notes to consolidated financial statements.

                                NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                         Consolidated Statements of Income

                                             (in millions of dollars)


                                                                                    Years ended December 31,
                                                                              -----------------------------------
                                                                                 1998         1997        1996
                                                                              --------     --------     ---------
Revenues:
  Policy charges                                                              $  698.9     $  545.2     $  400.9
  Life insurance premiums                                                        200.0        205.4        198.6
  Net investment income                                                        1,481.6      1,409.2      1,357.8
  Realized gains (losses) on investments                                          28.4         11.1         (0.3)
  Other                                                                           66.8         46.5         35.9
                                                                              --------     --------     --------
                                                                               2,475.7      2,217.4      1,992.9
                                                                              --------     --------     --------
Benefits and expenses:
  Interest credited to policyholder account balances                           1,069.0      1,016.6        982.3
  Other benefits and claims                                                      175.8        178.2        178.3
  Policyholder dividends on participating policies                                39.6         40.6         41.0
  Amortization of deferred policy acquisition costs                              214.5        167.2        133.4
  Other operating expenses                                                       419.7        384.9        342.4
                                                                              --------     --------     --------
                                                                               1,918.6      1,787.5      1,677.4
                                                                              --------     --------     --------

    Income from continuing operations before federal income tax expense          557.1        429.9        315.5

Federal income tax expense                                                       190.4        150.2        110.9
                                                                              --------     --------     --------

    Income from continuing operations                                            366.7        279.7        204.6

Income from discontinued operations (less federal income tax expense
  of $4.5 in 1996)                                                                --           --           11.3
                                                                              --------     --------     --------

    Net income                                                                $  366.7     $  279.7     $  215.9
                                                                              ========     ========     ========

See accompanying notes to consolidated financial statements.

                             NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                    (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                              Consolidated Statements of Shareholder's Equity

                                Years ended December 31, 1998, 1997 and 1996
                                         (in millions of dollars)


                                                                                  Accumulated
                                                         Additional                  other         Total
                                              Common      paid-in      Retained  comprehensive  shareholder's
                                              stock       capital      earnings      income        equity
                                              -----       -------      --------      ------        ------
December 31, 1995                             $  3.8     $ 657.2      $1,583.2      $ 384.3      $2,628.5

Comprehensive income:
    Net income                                  --          --           215.9         --           215.9
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                  --          --            --         (170.9)       (170.9)
                                                                                                 --------
  Total comprehensive income                                                                         45.0
                                                                                                 --------
Dividends to shareholder                        --        (129.3)       (366.5)       (39.8)       (535.6)
                                              ------     -------      --------      -------      --------
December 31, 1996                                3.8       527.9       1,432.6        173.6       2,137.9

Comprehensive income:
    Net income                                  --          --           279.7         --           279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           73.5          73.5
                                                                                                 --------
  Total comprehensive income                                                                        353.2
                                                                                                 --------
Capital contribution                            --         836.8          --           --           836.8
Dividend to shareholder                         --        (450.0)       (400.0)        --          (850.0)
                                              ------     -------      --------      -------      --------
December 31, 1997                                3.8       914.7       1,312.3        247.1       2,477.9

Comprehensive income:
    Net income                                  --          --           366.7         --           366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                  --          --            --           28.5          28.5
                                                                                                 --------
  Total comprehensive income                                                                        395.2
                                                                                                 --------
Dividend to shareholder                         --          --          (100.0)        --          (100.0)
                                              ------     -------      --------      -------      --------
December 31, 1998                             $  3.8     $ 914.7      $1,579.0      $ 275.6      $2,773.1
                                              ======     =======      ========      =======      ========


See accompanying notes to consolidated financial statements.


                                     NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                                           Consolidated Statements of Cash Flows

                                                  (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                   ---------------------------------------
                                                                                     1998           1997            1996
                                                                                   ---------      ---------      ---------
Cash flows from operating activities:
  Net income                                                                       $   366.7      $   279.7      $   215.9
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                             1,069.0        1,016.6          982.3
      Capitalization of deferred policy acquisition costs                             (584.2)        (487.9)        (422.6)
      Amortization of deferred policy acquisition costs                                214.5          167.2          133.4
      Amortization and depreciation                                                     (8.5)          (2.0)           7.0
      Realized gains on invested assets, net                                           (28.4)         (11.1)          (0.3)
      (Increase) decrease in accrued investment income                                  (8.2)          (0.3)           2.8
      (Increase) decrease in other assets                                               16.4          (12.7)         (38.9)
      Decrease in policy liabilities                                                    (8.3)         (23.1)        (151.0)
      (Decrease) increase in other liabilities                                         (34.8)         230.6          191.4
      Other, net                                                                       (11.3)         (10.9)         (61.7)
                                                                                   ---------      ---------      ---------
        Net cash provided by operating activities                                      982.9        1,146.1          858.3
                                                                                   ---------      ---------      ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                            1,557.0          993.4        1,162.8
  Proceeds from sale of securities available-for-sale                                  610.5          574.5          299.6
  Proceeds from repayments of mortgage loans on real estate                            678.2          437.3          309.0
  Proceeds from sale of real estate                                                    103.8           34.8           18.5
  Proceeds from repayments of policy loans and sale of other invested assets            23.6           22.7           22.8
  Cost of securities available-for-sale acquired                                    (3,182.8)      (2,828.1)      (1,573.6)
  Cost of mortgage loans on real estate acquired                                      (829.1)        (752.2)        (972.8)
  Cost of real estate acquired                                                          (0.8)         (24.9)          (7.9)
  Policy loans issued and other invested assets acquired                               (88.4)         (62.5)         (57.7)
  Short-term investments, net                                                           69.3         (354.8)          28.0
                                                                                   ---------      ---------      ---------
        Net cash used in investing activities                                       (1,058.7)      (1,959.8)        (771.3)
                                                                                   ---------      ---------      ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                   --            836.8           --
  Cash dividends paid                                                                 (100.0)          --            (50.0)
  Increase in investment product and universal life insurance
    product account balances                                                         2,682.1        2,488.5        1,781.8
  Decrease in investment product and universal life insurance
    product account balances                                                        (2,678.5)      (2,379.8)      (1,784.5)
                                                                                   ---------      ---------      ---------
        Net cash (used in) provided by financing activities                            (96.4)         945.5          (52.7)
                                                                                   ---------      ---------      ---------
Net (decrease) increase in cash                                                       (172.2)         131.8           34.3

Cash, beginning of year                                                                175.6           43.8            9.5
                                                                                   ---------      ---------      ---------
Cash, end of year                                                                  $     3.4      $   175.6      $    43.8
                                                                                   =========      =========      =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1998, 1997 and 1996



(1)      Organization and Description of Business
         ----------------------------------------

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11, 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 10 and 14. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Operations that are classified and reported as discontinued operations are not consolidated but rather are reported as "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (c)  Revenues and Benefits
              ---------------------

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).

         (e)  Separate Accounts
              -----------------

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $743.9 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 6.0%, 6.1% and 6.3% for the years ended December 31, 1998, 1997 and 1996, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         (g)  Participating Business
              ----------------------

              Participating business represents approximately 40% in 1998 (50% in 1997 and 52% in 1996) of the Company's life insurance in force, 74% in 1998 (77% in 1997 and 78% in 1996) of the number of life insurance policies in force, and 14% in 1998 (27% in 1997 and 40% in 1996) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax
              ------------------

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 10 and 14.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(j)           Recently Issued Accounting Pronouncements
              -----------------------------------------

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 13.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits (SFAS
              132). SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.


         (k)  Reclassification
              ----------------

              Certain items in the 1997 and 1996 consolidated financial statements have been reclassified to conform to the 1998 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(3)      Investments
         -----------

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                     Gross         Gross
                                                                     Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                  cost           gains        losses       fair value
             ------------------------                                  ----           -----        ------       ----------
             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0        $   --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------        ------        ---------
                                                                     $13,831.7       $563.2        $(22.6)       $14,372.3
                                                                     =========       ======        ======        =========

             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   305.1       $  8.6        $   --        $   313.7
                 Obligations of states and political subdivisions          1.6           --           --               1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                     ---------       ------        ------        ---------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                     ---------       ------        ------        ---------
                                                                     $12,800.7       $498.3        $(14.5)       $13,284.5
                                                                     =========       ======        ======        =========

         As of December 31, 1998 the Company had entered into S&P 500 futures contracts with a notional amount of $20.0 million to reduce the risk of changes in the fair market value of certain investments classified as equity securities. These contracts had an unrealized loss of $1.3 million as of December 31, 1998 which is included in the recorded amount of the equity securities and in accumulated other comprehensive income, net of tax, similar to other unrealized gains and losses on securities available-for-sale.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
             (in millions of dollars)                                                 cost          fair value
                                                                                      ----          ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $ 2,019.9        $ 2,048.0
               Due after one year through five years                                  8,169.1          8,470.6
               Due after five years through ten years                                 2,795.0          2,927.7
               Due after ten years                                                      737.3            798.8
                                                                                    ---------        ---------
                                                                                    $13,721.3        $14,245.1
                                                                                    =========        =========

         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Gross unrealized gains                                                 $ 540.6       $ 483.8
             Adjustment to deferred policy acquisition costs                         (116.6)       (103.7)
             Deferred federal income tax                                             (148.4)       (133.0)
                                                                                    -------       -------
                                                                                    $ 275.6       $ 247.1
                                                                                    =======       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

             (in millions of dollars)                                         1998          1997          1996
                                                                              ----          ----          ----
             Securities available-for-sale:
               Fixed maturity securities                                      $52.6        $137.5       $(289.2)
               Equity securities                                                4.2          (2.7)          8.9
                                                                              -----        ------       -------
                                                                              $56.8        $134.8       $(280.3)
                                                                              =====        ======       =======

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $610.5 million, $574.5 million and $299.6 million, respectively. During 1998, gross gains of $9.0 million ($9.9 million and $6.6 million in 1997 and 1996, respectively) and gross losses of $7.6 million ($18.0 million and $6.9 million in 1997 and 1996, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $3.7 million. No valuation allowance has been recorded for these loans as of December 31, 1998. The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million which includes $3.9 million of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million and $16.0 million of impaired mortgage loans on real estate for which there was no valuation allowance. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $9.1 million ($31.8 million in 1997) and interest income recognized on those loans was $0.3 million ($1.0 million in 1997), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                                1998          1997
                                                                                     ----          ----
             Allowance, beginning of year                                            $42.5         $51.0
               Reductions credited to operations                                      (0.1)         (1.2)
               Direct write-downs charged against the allowance                         --          (7.3)
                                                                                     -----         -----
             Allowance, end of year                                                  $42.4         $42.5
                                                                                     =====         =====

         Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 1998 ($45.1 million as of December 31, 1997) and valuation allowances of $5.4 million as of December 31, 1998 ($11.1 million as of December 31, 1997).

         Investments that were non-income producing for the twelve month period preceding December 31, 1998 amounted to $42.4 million ($19.4 million for 1997) and consisted of $32.7 million ($3.0 million in 1997) in securities available-for-sale and $9.7 million ($16.4 million in 1997) in real estate.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1998            1997           1996
                                                                           ----            ----           ----
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  982.5        $  911.6       $  917.1
                 Equity securities                                             0.8             0.8            1.3
               Mortgage loans on real estate                                 458.9           457.7          432.8
               Real estate                                                    40.4            42.9           44.3
               Short-term investments                                         17.8            22.7            4.2
               Other                                                          30.7            21.0            4.0
                                                                          --------        --------       --------
                   Total investment income                                 1,531.1         1,456.7        1,403.7
             Less investment expenses                                         49.5            47.5           45.9
                                                                          --------        --------       --------
                   Net investment income                                  $1,481.6        $1,409.2       $1,357.8
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                        1998            1997           1996
                                                                             ----            ----           ----
             Securities available-for-sale:
               Fixed maturity securities                                    $(0.7)          $ 3.6          $(3.5)
               Equity securities                                              2.1             2.7            3.2
             Mortgage loans on real estate                                    3.9             1.6           (4.1)
             Real estate and other                                           23.1             3.2            4.1
                                                                            -----           -----          -----
                                                                            $28.4           $11.1          $(0.3)
                                                                            =====           =====          =====

         Fixed maturity securities with an amortized cost of $6.5 million and $6.2 million as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(4)      Federal Income Tax
         ------------------

         The Company's current federal income tax liability was $72.8 million and $60.1 million as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1998 and 1997 are as follows:

             (in millions of dollars)                                        1998            1997
                                                                             ----            ----
             Deferred tax assets:
               Future policy benefits                                       $207.7          $200.1
               Liabilities in Separate Accounts                              319.9           242.0
               Mortgage loans on real estate and real estate                  17.5            19.0
               Other assets and other liabilities                             58.9            59.2
                                                                            ------          ------
                 Total gross deferred tax assets                             604.0           520.3
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                            ------          ------
                 Net deferred tax assets                                     597.0           513.3
                                                                            ------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             568.7           480.5
               Fixed maturity securities                                     212.2           193.3
               Deferred tax on realized investment gains                      34.8            40.1
               Equity securities and other long-term investments               9.6             7.5
               Other                                                          21.6            22.2
                                                                            ------          ------
                 Total gross deferred tax liabilities                        846.9           743.6
                                                                            ------          ------
                 Net deferred tax liability                                 $249.9          $230.3
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1998, 1997 and 1996.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1998            1997            1996
                                                                      ----            ----            ----
           Currently payable                                         $186.1          $121.7          $116.5
           Deferred tax expense (benefit)                               4.3            28.5            (5.6)
                                                                     ------          ------          ------
                                                                     $190.4          $150.2          $110.9
                                                                     ======          ======          ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                            1998                     1997                     1996
                                                       -----------------        ----------------        -----------------
         (in millions of dollars)                      Amount        %          Amount        %          Amount        %
                                                       ------        -          ------        -          ------        -

         Computed (expected) tax expense               $195.0      35.0         $150.5      35.0         $110.4      35.0
         Tax exempt interest and dividends
           received deduction                            (4.9)     (0.9)           -         0.0           (0.2)     (0.1)
         Other, net                                       0.3       0.1           (0.3)     (0.1)           0.7       0.3
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $190.4      34.2         $150.2      34.9         $110.9      35.2
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $173.4 million, $91.8 million and $115.8 million during the years ended December 31, 1998, 1997 and 1996, respectively.

(5)      Comprehensive Income
         --------------------

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions of dollars)                                        1998           1997           1996
                                                                             ----           ----           ----
             Unrealized gains (losses) on securities
                available-for-sale arising during the period:
                Gross                                                       $ 58.2        $141.1         $(272.4)
                Adjustment to deferred policy acquisition costs              (12.9)        (21.8)           57.0
                Related federal income tax (expense) benefit                 (15.9)        (41.7)           44.0
                                                                            ------        ------          ------
                   Net                                                        29.4          77.6          (171.4)
                                                                            ------        ------          ------

             Reclassification adjustment for net (gains) losses
                on securities available-for-sale realized
                during the period:
                Gross                                                         (1.4)         (6.3)             0.7
                Related federal income tax expense (benefit)                   0.5           2.2             (0.2)
                                                                            ------        ------          -------
                   Net                                                        (0.9)         (4.1)             0.5
                                                                            ------        ------          -------
             Total Other Comprehensive Income                               $ 28.5        $ 73.5          $(170.9)
                                                                            ======        ======          =======

(6)      Fair Value of Financial Instruments
         -----------------------------------

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for equity securities exclude the fair value of futures contracts designated as hedges of equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 7.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1998                              1997
                                                               -------------------------        --------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                               ---------      ----------        ---------       ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $14,245.1      $14,245.1         $13,204.1       $13,204.1
                     Equity securities                              128.5          128.5              80.4            80.4
                   Mortgage loans on real estate, net             5,328.4        5,527.6           5,181.6         5,509.7
                   Policy loans                                     464.3          464.3             415.3           415.3
                   Short-term investments                           289.1          289.1             358.4           358.4
                 Cash                                                 3.4            3.4             175.6           175.6
                 Assets held in separate accounts                50,935.8       50,935.8          37,724.4        37,724.4

               Liabilities:
                 Investment contracts                            15,468.7       15,158.6          14,708.2        14,322.1
                 Policy reserves on life insurance contracts      3,914.0        3,768.9           3,345.4         3,182.4
                 Liabilities related to separate accounts        50,935.8       49,926.5          37,724.4        36,747.0
                 Futures contracts                                    1.3            1.3                --              --

(7)      Risk Disclosures
         ----------------

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $156.0 million extending into 1999 were outstanding as of December 31, 1998. The Company also had $40.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (20% in 1997) in any geographic area and no more than 2% (2% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998, 42% (46% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $187.9 million and $220.2 million as of December 31, 1998 and 1997, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(8)      Pension Plan and Postretirement Benefits Other Than Pensions
         ------------------------------------------------------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $2.0 million, $7.5 million and $7.4 million, respectively. The Company has recorded a prepaid pension asset of $5.0 million as of December 31, 1998 and no prepaid or accrued pension asset or expense as of December 31, 1997.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $40.1 million and $36.5 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $4.1 million, $3.0 million and $3.3 million, respectively.

         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                             Pension Benefits      Postretirement Benefits
                                                                           ---------------------   -----------------------
              (in millions of dollars)                                       1998         1997         1998       1997
              ---------------------------------------------------------    --------     --------     --------   -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                      $2,033.8     $1,847.8      $237.9    $ 200.7
              Service cost                                                     87.6         77.3         9.8        7.0
              Interest cost                                                   123.4        118.6        15.4       14.0
              Actuarial loss                                                  123.2         60.0        15.6       24.4
              Plan curtailment in 1998/merger in 1997                        (107.2)         1.5         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.6)      (8.2)
                                                                           --------     --------     -------    -------
              Benefit obligation at end of year                             2,185.0      2,033.8       270.1      237.9
                                                                           --------     --------     -------    -------

              Change in plan assets:
              Fair value of plan assets at beginning of year                2,212.9      1,947.9        69.2       63.0
              Actual return on plan assets                                    300.7        328.1         5.0        3.6
              Employer contribution                                           104.1          7.2        12.1       10.6
              Plan merger                                                       -            1.1         -          -
              Benefits paid                                                   (75.8)       (71.4)       (8.4)      (8.0)
                                                                           --------     --------     -------    -------
              Fair value of plan assets at end of year                      2,541.9      2,212.9        77.9       69.2
                                                                           --------     --------     -------    -------

              Funded status                                                   356.9        179.1      (192.2)    (168.7)
              Unrecognized prior service cost                                  31.5         34.7         -          -
              Unrecognized net (gains) losses                                (345.7)      (330.7)       16.0        1.6
              Unrecognized net (asset) obligation at transition               (11.0)        33.3         1.3        1.5
                                                                           --------     --------     -------    -------
              Prepaid (accrued) benefit cost                               $   31.7     $  (83.6)    $(174.9)   $(165.6)
                                                                           ========     ========     =======    =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                             Pension Benefits          Postretirement Benefits
                                                                          --------------------         -----------------------
                                                                            1998         1997            1998           1997
                                                                          --------      ------         --------       --------
              Weighted average discount rate                               5.50%         6.00%           6.65%         6.70%
              Rate of increase in future compensation levels               3.75%         4.25%             --            --
              Assumed health care cost trend rate:
                    Initial rate                                             --            --           15.00%        12.13%
                    Ultimate rate                                            --            --            8.00%         6.12%
                    Uniform declining period                                 --            --           15 Years      12 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

              (in millions of dollars)                                                   1998         1997         1996
              --------------------------------------------------------------------------------        ----         ----
              Service cost (benefits earned during the period)                         $  87.6      $  77.3      $  75.5
              Interest cost on projected benefit obligation                              123.4        118.6        105.5
              Expected return on plan assets                                            (159.0)      (139.0)      (116.1)
              Recognized gains                                                            (3.8)         -            -
              Amortization of prior service cost                                           3.2          3.2          3.2
              Amortization of unrecognized transition obligation                           4.2          4.2          4.1
                                                                                       -------      -------      -------
                                                                                       $  55.6      $  64.3      $  72.2
                                                                                       =======      =======      =======

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                                       1998          1997          1996
                                                                                       ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:

             (in millions of dollars)                                                    1998          1997          1996
                                                                                         ----          ----          ----
             Service cost (benefits attributed to employee service during the year)      $ 9.8         $ 7.0         $ 6.5
             Interest cost on accumulated postretirement benefit obligation               15.4          14.0          13.7
             Actual return on plan assets                                                 (5.0)         (3.6)         (4.3)
             Amortization of unrecognized transition obligation of affiliates              0.2           0.2           0.2
             Net amortization and deferral                                                 1.2          (0.5)          1.8
                                                                                         -----         -----         -----
                                                                                         $21.6         $17.1         $17.9
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:

                                                                                      1998           1997         1996
                                                                                      -----          -----        ----
             NPPBC:
               Discount rate                                                          6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                 5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                      6.00%         6.00%         6.00%
                   Uniform declining period                                         12 Years      12 Years      12 Years

         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.

(9)      Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings
         ----------------------------------------------------------------------
         and Dividend Restrictions
         -------------------------

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1998, 1997 and 1996 was $1.32 billion, $1.13 billion and $1.00 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1998, 1997 and 1996 was $171.0 million, $111.7 million and $73.2 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $71.0 million.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(10)     Transactions With Affiliates
         ----------------------------

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $8.0 million, $8.4 million and $9.1 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $95.0 million, $85.8 million and $101.6 million in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $31.9 million and $20.5 million as of December 31, 1998 and 1997, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1998 and 1997 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1998, 1997 and 1996 were:

                                                       1998                       1997                          1996
                                            ------------------------------------------------------------------------------------
         (in millions of dollars)               NMIC          ELICW        NMIC         ELICW            NMIC         ELICW
         -----------------------------------------------------------------------------------------------------------------------

         Premiums                               $90.1        $106.3       $ 91.4        $199.8          $ 97.3        $224.2
         Net investment income and other
            revenue                             $11.1        $  9.4       $ 10.7        $ 13.4          $ 10.9        $ 14.8
         Benefits, claims and expenses          $98.8        $160.5       $100.7        $225.9          $100.5        $246.6

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $248.4 million and $211.0 million as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1998 were $60.0 million, $66.1 million and $76.9 million, respectively.

(11)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement. As of December 31, 1998 the Company had no amounts outstanding under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(12)     Contingencies
         -------------

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(13)     Segment Information
         -------------------

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary (other than the portion allocated to the Variable Annuities and Life Insurance segments), revenues and expenses related to group annuity contracts sold to Nationwide Insurance Enterprise employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.

                                       Variable      Fixed       Life     Corporate
(in millions of dollars)               Annuities   Annuities   Insurance  and Other    Total
------------------------------------  ---------    ---------   ---------  ---------    -----
1998:
Net investment income (1)             $   (31.3)   $ 1,116.6   $  231.6   $  164.7   $ 1,481.6
Other operating revenue                   560.8         35.7      319.6       49.6       965.7
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            529.5      1,152.3      551.2      214.3     2,447.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        828.6      115.4      125.0     1,069.0
Amortization of deferred policy
   acquisition costs                      123.9         44.2       46.4         --       214.5
Other benefits and expenses               187.2        104.2      294.6       49.1       635.1
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         311.1        977.0      456.4      174.1     1,918.6
                                      ---------    ---------   --------   --------   ---------
Operating income (loss) before
   federal income tax                     218.4        175.3       94.8       40.2       528.7
Realized gains on investments                --           --         --       28.4        28.4
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   218.4    $   175.3   $   94.8   $   68.6   $   557.1
                                      =========    =========   ========   ========   =========

Assets as of year end                 $47,668.7    $15,215.7   $5,187.6   $6,270.1   $74,342.1
                                      =========    =========   ========   ========   =========


1997:
Net investment income (1)             $   (26.9)   $ 1,098.2   $  189.1   $  148.8   $ 1,409.2
Other operating revenue                   430.9         43.2      284.0       39.0       797.1
                                      ---------    ---------   --------   --------   ---------
   Total operating revenue (2)            404.0      1,141.4      473.1      187.8     2,206.3
                                      ---------    ---------   --------   --------   ---------
Interest credited to policyholder
   account balances                          --        823.4       78.5      114.7     1,016.6
Amortization of deferred policy
   acquisition costs                       87.8         39.8       39.6         --       167.2
Other benefits and expenses               165.3        108.7      284.1       45.6       603.7
                                      ---------    ---------   --------   --------   ---------
   Total expenses                         253.1        971.9      402.2      160.3     1,787.5
                                      ---------    ---------   --------   --------   ---------
Operating income before federal
    income tax                            150.9        169.5       70.9       27.5       418.8
Realized gains on investments                --           --         --       11.1        11.1
                                      ---------    ---------   --------   --------   ---------
Consolidated income before
   federal tax expense                $   150.9    $   169.5   $   70.9   $   38.6   $   429.9
                                      =========    =========   ========   ========   =========

Assets as of year end                 $35,278.7    $14,436.3   $3,901.4   $6,174.3   $59,790.7
                                      =========    =========   ========   ========   =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




                                                 Variable         Fixed            Life         Corporate
         (in millions of dollars)               Annuities       Annuities       Insurance       and Other        Total
         ------------------------------------   ----------      ----------      ---------       ---------     ---------
         1996:
         Net investment income (1)              $    (21.5)     $  1,050.6      $   174.0       $   154.7      $ 1,357.8
         Other operating revenue                     306.1            42.0          261.6            25.7          635.4
                                                ----------      ----------      ---------       ---------      ---------
            Total operating revenue (2)              284.6         1,092.6          435.6           180.4        1,993.2
                                                ----------      ----------      ---------       ---------      ---------
         Interest credited to policyholder
            account balances                            --           805.0           70.2           107.1          982.3
         Amortization of deferred policy
            acquisition costs                         57.4            38.6           37.4              --          133.4
         Benefits and expenses                       136.9           113.6          260.8            50.4          561.7
                                                ----------      ----------      ---------       ---------      ---------
            Total expenses                           194.3           957.2          368.4           157.5        1,677.4
                                                ----------      ----------      ---------       ---------      ---------
         Operating income before federal
             income tax                               90.3           135.4           67.2            22.9          315.8
         Realized losses on investments                 --              --             --            (0.3)          (0.3)
                                                ----------      ----------      ---------       ---------      ---------
         Consolidated income from
            continuing operations before
            federal tax expense                 $     90.3      $    135.4       $   67.2        $   22.6      $   315.5
                                                ==========      ==========       ========        ========      =========

         Assets as of year end                  $ 25,069.7      $ 13,994.7       $3,353.3        $5,348.5      $47,766.2
                                                ==========      ==========       ========        ========      =========

         -----------
         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.


 (14)    Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 10 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Revenues                                                               $   --         $   --       $  668.9
             Net income                                                             $   --         $   --       $   11.3

         A summary of the assets and liabilities of discontinued operations as of December 31, 1998, 1997 and 1996 is as follows:

             (in millions of dollars)                                                1998           1997          1996
                                                                                     ----           ----          ----
             Assets, consisting primarily of investments                            $221.5         $247.3       $3,288.5
             Liabilities, consisting primarily of policy benefits and claims        $221.5         $247.3       $2,802.8


PART C.  OTHER INFORMATION
Item 24.    FINANCIAL STATEMENTS AND EXHIBITS

                  (a)  To be filed by Financial Statements:

                       (1)   Financial statements included                        PAGE
                             in Prospectus
                             (Part A):

                             Condensed Financial Information.                      15

                       (2)   Financial statements included
                             in Part B:

                             Those financial statements required by                47
                             Item 23 to be included in Part B have been
                             incorporated therein by reference to the
                             Statement of Additional Information
                             (Part A).

                       Nationwide Variable Account-6:

                             Independent Auditors' Report.                         47

                             Statements of Assets, Liabilities                     48
                             and Contract Owners' Equity as of
                             December 31, 1998.

                             Statements of Operations and Changes                  50
                             In Contract Owners' Equity for the year ended
                             December 31, 1998 and for the period
                             February 28,1997 (commencement of operations)
                             through December 31, 1997.

                             Notes to Financial Statements.                        54

                       Nationwide Life Insurance Company and subsidiaries:

                             Independent Auditors' Report.                         56

                             Consolidated Balance Sheets for the years             57
                             ended December 31, 1998 and 1997.

                             Consolidated Statements of Income for the years       58
                             ended December 31, 1998, 1997 and 1996.

                             Consolidated Statements of Shareholder's Equity for   59
                             the years ended December 31, 1998, 1997 and
                             1996.

                             Consolidated Statements of Cash Flows for the
                             years ended December 31, 1998, 1997 and 1996.         60

                             Notes to Consolidated Financial Statements.           61



                                    90 of 111

Item 24.   (b) Exhibits
                   (1)   Filed previously with  Registration  Statement (File No. 33-82370,
                         File No. 811-8684) for Nationwide Variable Account-6 and is hereby incorporated by reference.
                   (2)   Not Applicable
                   (3)   Filed previously with  Registration  Statement (File No. 33-82370,
                         File No. 811-8684) for Nationwide Variable Account-6 and is hereby incorporated by reference.
                   (4)   The form of the Variable Annuity Contract- Filed on
                         February 18, 1997 with the Registration Statement
                         for the Nationwide Variable Account-6 (File No.
                         333-21909) and hereby incorporated by reference.
                   (5)   Variable Annuity Application - Attached hereto.
                   (6)   Filed on February 18, 1997 with the Registration
                         Statement for the Nationwide Variable Account-6
                         (File No. 333-21909) and hereby incorporated by
                         reference.
                   (7)   Not Applicable
                   (8)   Not Applicable
                   (9)   Filed on February 18, 1997 with the Registration
                         Statement for the Nationwide Variable Account-6
                         (File No. 333-21909) and hereby incorporated by
                         reference.
                  (10)   Not Applicable
                  (11)   Not Applicable
                  (12)   Not Applicable
                  (13)   Filed previously with  Registration  Statement (File No. 33-82370,
                         File No. 811-8684) for Nationwide Variable Account-6 and is hereby incorporated by reference.



                                    91 of 111


Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Lewis J. Alphin                                        Director
                   519 Bethel Church Road
                   Mount Olive, NC  28365

                   A. I. Bell                                             Director
                   4121 North River Road West
                   Zanesville, OH  43701

                   Kenneth D. Davis                                       Director
                   7229 Woodmansee Road
                   Leesburg, OH  45135

                   Keith W. Eckel                                         Director
                   1647 Falls Road
                   Clarks Summit, PA 18411

                   Willard J. Engel                                       Director
                   300 East Marshall Street
                   Marshall, MN  56258

                   Fred C. Finney                                         Director
                   1558 West Moreland Road
                   Wooster, OH  44691

                   Joseph J. Gasper                         President and Chief Operating Officer
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215

                   Dimon R. McFerson                        Chairman and Chief Executive Officer-
                   One Nationwide Plaza                                 and Director
                   Columbus, OH  43215

                   David O. Miller                           Chairman of the Board and Director
                   115 Sprague Drive
                   Hebron, OH  43025

                   Yvonne L. Montgomery                                   Director
                   2859 Paces Ferry Road
                   Atlanta, GA  30339

                   Ralph M. Paige, Executive Director                     Director
                   Federation of Southern
                   Cooperatives/Land Assistance Fund
                   2769 Church Street
                   East Point, GA  30344

                   James F. Patterson                                     Director
                   8765 Mulberry Road
                   Chesterland, OH  44026

                   Arden L. Shisler                                       Director
                   1356 North Wenger Road
                   Dalton, OH  44618




                                    92 of 111



                    NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Robert L. Stewart                                      Director
                   88740 Fairview Road
                   Jewett, OH  43986

                   Nancy C. Thomas                                        Director
                   1733A Westwood Avenue
                   Alliance, OH  44601

                   Robert A. Oakley                               Executive Vice President-
                   One Nationwide Plaza                            Chief Financial Officer
                   Columbus, OH  43215

                   Robert J. Woodward Jr.                         Executive Vice President
                   One Nationwide Plaza                           Chief Investment Officer
                   Columbus, OH  43215

                   James E. Brock                            Senior Vice President - Corporate
                   One Nationwide Plaza                                  Development
                   Columbus, OH  43215

                   John R. Cook, Jr.                              Senior Vice President -
                   One Nationwide Plaza                         Chief Communications Officer
                   Columbus, OH  43215

                   Phillip C. Gath                                Senior Vice President -
                   One Nationwide Plaza                                Chief Actuary
                   Columbus, OH  43215

                   Richard D. Headley                           Senior Vice President - Chief
                   One Nationwide Plaza                            Information Technology
                   Columbus, OH  43215

                   Donna A. James                                 Senior Vice President -
                   One Nationwide Plaza                               Human Resources
                   Columbus, OH  43215

                   Richard A. Karas                            Senior Vice President - Sales -
                   One Nationwide Plaza                              Financial Services
                   Columbus, OH  43215

                   Douglas C. Robinette                            Senior Vice President-
                   One Nationwide Plaza                             Marketing and Product
                   Columbus, OH  43215                                   Management

                   Susan A. Wolken                              Senior Vice President - Life
                   One Nationwide Plaza                              Company Operations
                   Columbus, OH  43215

                   Bruce C. Barnes                               Vice President - Technology
                   One Nationwide Plaza                             Strategy and Planning
                   Columbus, OH  43215



                                    93 of 111



                   NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                     BUSINESS ADDRESS                                 WITH DEPOSITOR

                   Dennis W. Click                               Vice President - Secretary
                   One Nationwide Plaza
                   Columbus,  OH 43215

                   David A. Diamond                                   Vice President -
                   One Nationwide Plaza                            Enterprise Controller
                   Columbus, OH  43215

                   Matthew S. Easley                                  Vice President -
                   One Nationwide Plaza                           Investment Life Actuarial
                   Columbus, OH  43215

                   R. Dennis Noice                                Vice President - Systems
                   One Nationwide Plaza
                   Columbus, OH  43215

                   Joseph P. Rath
                   One Nationwide Plaza                           Vice President -Product
                   Columbus, OH  43215                              and Market Compliance

                   Mark R. Thresher                        Vice President - Finance and Treasurer
                   One Nationwide Plaza
                   Columbus, OH  43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
                * Subsidiaries for which separate financial statements are filed
                ** Subsidiaries included in the respective consolidated financial statements
                *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
                ****  other subsidiaries



                                    94 of 111



                                                              NO. VOTING
                                                              SECURITIES
         COMPANY                          STATE/            (SEE ATTACHED        PRINCIPAL BUSINESS
                                        COUNTRY OF           CHART UNLESS
                                       ORGANIZATION           OTHERWISE
                                                              INDICATED)

 The 401K Companies, Inc.                Texas                                   Holding Company

 The 401(K) Company                      Texas                                   Third-party administrator for
                                                                                 401(k) plans
 401K Investment Advisors, Inc.          Texas                                   Investment Advisor registered
                                                                                 with the SEC
 401K Investments Services, Inc.         Texas                                   NASD registered Broker-Dealer
 Affiliate Agency, Inc.                  Delaware                                Life Insurance Agency
 Affiliate Agency of Ohio, Inc.          Ohio                                    Life Insurance Agency
 AID Finance Services, Inc.              Iowa                                    Holding Company
 ALLIED General Agency Company           Iowa                                    Managing General Agent and
                                                                                 Surplus Lines Broker (P&C)
 ALLIED Group, Inc.                      Iowa                                    Holding Company
 ALLIED Group Insurance Marketing        Iowa                                    Direct Marketer (P&C)
   Company
 ALLIED Group Merchant Banking           Iowa                                    Broker-Dealer
   Corporation
 ALLIED Group Mortgage Company           Iowa                                    Mortgage Lender
 ALLIED Life Brokerage Agency, Inc.      Iowa                                    Insurance Broker
 ALLIED Life Financial Corporation       Iowa                                    Holding Company
 ALLIED Life Insurance Company           Iowa                                    Insurance Company
 ALLIED Property and Casualty Insurance  Iowa                                    Underwrites General P&C
   Company                                                                       Insurance
 Allnations, Inc.                        Ohio                                    Promotes international
                                                                                 cooperative insurance
                                                                                 organizations
 AMCO Insurance Company                  Iowa                                    Underwrites General P&C
                                                                                 Insurance
 American Marine Underwriters, Inc.      Florida                                 Underwriting Manager
 Auto Direkt Insurance Company           Germany                                 Insurance Company
 CalFarm Insurance Company               California                              Stock Corporation
 Caliber Funding Corporation             Delaware                                Stock Corporation
 Colonial County Mutual Insurance        Texas                                   Insurance Company
   Company
 Colonial Insurance Company of           Wisconsin                               Insurance Company
   Wisconsin
 Columbus Insurance Brokerage and        Germany                                 Insurance Broker
   Service GmbH
 Cooperative Service Company             Nebraska                                Insurance Agency



                                    95 of 111



                                                            NO. VOTING
                                                            SECURITIES
           COMPANY                       STATE/            (SEE ATTACHED          PRINCIPAL BUSINESS
                                       COUNTRY OF          CHART UNLESS
                                      ORGANIZATION          OTHERWISE
                                                            INDICATED)

 Depositors Insurance Company            Iowa                                    Underwrites P&C insurance
 *Employers Life Insurance Company of    Wisconsin                               Life Insurance Company
 Wausau
 Excaliber Funding Corporation           Delaware                                Limited purpose corporation
 F&B, Inc.                               Iowa                                    Insurance Agency
 Farmland Mutual Insurance Company       Iowa                                    Mutual Insurance Company
 Financial Horizons Distributors         Alabama                                 Insurance Agency
 Agency of Alabama, Inc.
 Financial Horizons Distributors         Ohio                                    Insurance Agency
 Agency of Ohio, Inc.
 Financial Horizons Distributors         Oklahoma                                Insurance Agency
 Agency of Oklahoma, Inc.
 Financial Horizons Distributors         Texas                                   Insurance Agency
 Agency of Texas, Inc.
 *Financial Horizons Investment Trust    Massachusetts                           Investment Company
 Financial Horizons Securities           Oklahoma                                Broker-Dealer
 Corporation
 GatesMcDonald Health Plus, Inc.         Ohio                                    Managed Care Organization
 Gates, McDonald & Company               Ohio                                    Cost Control
 Gates, McDonald & Company of Nevada     Nevada                                  Self-insurance administration,
                                                                                 claims examinations and data
                                                                                 processing services
 Gates, McDonald & Company of New        New York                                Workers' compensation claims
 York, Inc.                                                                      administration
 MedPro Solutions, Inc.                  Massachusetts                           Third-party administration
                                                                                 services for workers'
                                                                                 compensation, automobile injury
                                                                                 and disability claims
 Insurance Intermediaries, Inc.          Ohio                                    Insurance Broker and Insurance
                                                                                 Agency
 Irvin L. Schwartz and Associates, Inc.  Ohio                                    Insurance Agency
 Landmark Financial Services of New      New York                                Life Insurance Agency
   York, Inc.



                                    96 of 111



                                                           NO. VOTING
                                                           SECURITIES
           COMPANY                        STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                        COUNTRY OF         CHART UNLESS
                                       ORGANIZATION         OTHERWISE
                                                            INDICATED)

Leben Direkt Insurance Company           Germany                                 Life Insurance Company
Lone Star General Agency, Inc.           Texas                                   Insurance Agency
Midwest Printing Services, Inc.          Iowa                                    General Printing Services
Morley & Associates                      Oregon                                  Insurance Broker
Morley Capital Management, Inc.          Oregon                                  Investment Adviser and stable
                                                                                 value money management
Morley Financial Services, Inc.          Oregon                                  Holding Company
Morley Research Associates, Ltd.         Delaware                                Credit research consulting
**MRM Investments, Inc.                  Ohio                                    Owns and operates a
                                                                                 recreational ski facility
**National Casualty Company              Wisconsin                               Insurance Company
National Casualty Company of America,    Great Britain                           Insurance Company
Ltd.
National Deferred Compensation, Inc.     Ohio                                    Administers deferred
                                                                                 compensation plans for public
                                                                                 employees
**National Premium and Benefit           Delaware                                Insurance Administrative
 Administration Company                                                          Services
Nationwide Advisory Services, Inc.       Ohio                                    Investment Management and
                                                                                 Administrative Services
**Nationwide Agency, Inc.                Ohio                                    Insurance Agency
Nationwide Agribusiness Insurance        Iowa                                    Insurance Company
 Company
Nationwide Asset Allocation Trust        Massachusetts                           Investment Company
Nationwide Cash Management Company       Ohio                                    Investment Securities Agent
Nationwide Community Urban               Ohio                                    Special purpose real estate
  Redevelopment Corporation                                                      corporation
Nationwide Corporation                   Ohio                                    Holding Company
Nationwide Financial Institution         Delaware                                Insurance Agency
  Distributors Agency, Inc.

Nationwide Financial Services            Bermuda                                 Life Insurance Company
(Bermuda) Ltd.

Nationwide Financial Services Capital    Delaware                                Statutory Business Trust
  Trust



                                    97 of 111



                                                           NO. VOTING
                                                           SECURITIES
          COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                        COUNTRY OF         CHART UNLESS
                                       ORGANIZATION          OTHERWISE
                                                            INDICATED)

Nationwide Financial Services Capital   Delaware                                Statutory Business Trust
Trust II
Nationwide Financial Services, Inc.     Delaware                                Holding Company
Nationwide General Insurance Company    Ohio                                    Insurance Company
Nationwide Global Holdings, Inc.        Ohio                                    Holding Company for
                                                                                International Operations
Nationwide Health Plans, Inc.           Ohio                                    Health Maintenance Organization
*Nationwide Indemnity Company           Ohio                                    Reinsurance Company
Nationwide Insurance Company of         California                              Underwriter
  America
Nationwide Insurance Company of         Ohio                                    Insurance Company
Florida
Nationwide Insurance Enterprise         Ohio                                    Membership Non-Profit
  Foundation                                                                    Corporation
Nationwide Services Company, LCC        Ohio                                    Shared services functions
Nationwide Insurance Golf Charities,    Ohio                                    Membership Non-Profit
Inc.                                                                            Corporation
Nationwide International Underwriters   California                              Underwriting Manager
Nationwide Investing Foundation         Michigan                                Provide investors with
                                                                                continuous source of investment
*Nationwide Investing Foundation II     Massachusetts                           Common Law Trust
Nationwide Investment Services          Oklahoma                                Registered Broker-Dealer in
  Corporation                                                                   deferred compensation market
Nationwide Investors Services, Inc.     Ohio                                    Stock Transfer Agent
**Nationwide Life and Annuity           Ohio                                    Life Insurance Company
Insurance
  Company
**Nationwide Life Insurance Company     Ohio                                    Life Insurance Company
Nationwide Lloyds                       Texas                                   Property Insurance




                                    98 of 111




                                                            NO. VOTING
                                                            SECURITIES
           COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                        COUNTRY OF         CHART UNLESS
                                       ORGANIZATION          OTHERWISE
                                                             INDICATED)

 Nationwide Management Systems, Inc.     Ohio                                    Preferred provider
                                                                                 organization, products and
                                                                                 related services
 Nationwide Mutual Fire Insurance        Ohio                                    Mutual Insurance Company
   Company
 Nationwide Mutual Funds                 Ohio                                    Investment Company
 Nationwide Mutual Insurance Company     Ohio                                    Mutual Insurance Company
 Nationwide Properties, Ltd.             Ohio                                    Develop, own and operate real
                                                                                 estate and real estate
                                                                                 investments
 Nationwide Property and Casualty        Ohio                                    Insurance Company
   Insurance Company
 Nationwide Realty Investors, Inc.       Ohio                                    Develop, own and operate real
                                                                                 estate and real estate
                                                                                 investments
 Nationwide Retirement Solutions, Inc.   Delaware                                Market and administer deferred
                                                                                 compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Alabama                                 Market and administer deferred
 of Alabama                                                                      compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Arizona                                 Market and administer deferred
 of Arizona                                                                      compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Arkansas                                Market and administer deferred
 of Arkansas                                                                     compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Montana                                 Market and administer deferred
 of Montana                                                                      compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Nevada                                  Market and administer deferred
 of Nevada                                                                       compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   New Mexico                              Market and administer deferred
 of New Mexico                                                                   compensation plans for public
                                                                                 employees
 Nationwide Retirement Solutions, Inc.   Ohio                                    Market variable annuity
 of Ohio                                                                         contracts to members of the
                                                                                 National Education Association
                                                                                 in the state of Ohio
 Nationwide Retirement Solutions, Inc.   Oklahoma                                Market variable annuity
 of Oklahoma                                                                     contracts to members of the
                                                                                 National Education Association
                                                                                 in the state of Oklahoma



                                    99 of 111




                                                           NO. VOTING
                                                           SECURITIES
          COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                       COUNTRY OF         CHART UNLESS
                                       ORGANIZATION          OTHERWISE
                                                            INDICATED)

Nationwide Retirement Solutions, Inc.   South Dakota                            Market and administer deferred
of South Dakota                                                                 compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.   Texas                                   Market and administer deferred
of Texas                                                                        compensation plans for public
                                                                                employees
Nationwide Retirement Solutions, Inc.   Wyoming                                 Market variable annuity
of Wyoming                                                                      contracts to members of the
                                                                                National Education Association
                                                                                in the state of Wyoming
Nationwide Retirement Solutions         Massachusetts                           Market and administer deferred
  Insurance Agency Inc.                                                         compensation plans for public
                                                                                employees
*Nationwide Separate Account Trust      Massachusetts                           Investment Company
Nationwide Trust Company, FSB           United States of                        Federal Savings Bank
                                        America
Neckura Holding Company                 Germany                                 Administrative services for
                                                                                Neckura Insurance Group
Neckura Insurance Company               Germany                                 Insurance Company
Neckura Life Insurance Company          Germany                                 Life Insurance Company
Nevada Independent Companies-           Nevada                                  Workers' compensation
  Construction                                                                  administrative services
Nevada Independent Companies-Health     Nevada                                  Workers' compensation
and Nonprofit                                                                   administrative services
Nevada Independent Companies-           Nevada                                  Workers' compensation
  Hospitality and Entertainment                                                 administrative services
Nevada Independent Companies-           Nevada                                  Workers' compensation
  Manufacturing                                                                 administrative services
NFS Distributors, Inc.                  Delaware                                Holding Company
NWE, Inc.                               Ohio                                    Special Investments
PanEuroLife                             Luxembourg                              Life Insurance
Pension Associates, Inc.                Wisconsin                               Pension plan administration
Portland Investment Services, Inc.      Oregon                                  NASD Registered Broker-Dealer
Premier Agency, Inc.                    Iowa                                    Insurance Agency
Riverview Agency, Inc.                  Texas                                   Stock Corporation
Scottsdale Indemnity Company            Ohio                                    Insurance Company
Scottsdale Insurance Company            Ohio                                    Insurance Company



                                   100 of 111

                                                           NO. VOTING
                                                           SECURITIES
         COMPANY                         STATE/           (SEE ATTACHED          PRINCIPAL BUSINESS
                                       COUNTRY OF         CHART UNLESS
                                       ORGANIZATION          OTHERWISE
                                                            INDICATED)

Scottsdale Surplus Lines Insurance      Arizona                                 Excess and Surplus Lines
  Company                                                                       Insurance Company
SVM Sales GmbH, Neckura                 Germany                                 Sales support for Neckura
  Insurance Group                                                               Insurance Group
Union Bond and Trust Company            Oregon                                  Oregon state bank with trust
                                                                                powers
Villanova Capital, Inc.                 Delaware                                Holding Company
Villanova Mutual Fund Capital Trust     Delaware                                Business Trust
Villanova SA Capital Trust              Delaware                                Business Trust
**Wausau Preferred Health Insurance     Wisconsin                               Insurance and Reinsurance
Company                                                                         Company
Western Heritage Insurance Company      Arizona                                 Excess and Surplus Lines
                                                                                Insurance Company








                                  101 of 111







                                                                    NO. VOTING SECURITIES
                                             STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                            OF ORGANIZATION          OTHERWISE INDICATED
                  COMPANY                                                                             PRINCIPAL BUSINESS
*  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
   Nationwide DCVA-II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
   Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                               Separate Account
*  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
   Account                                                     Account
*  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
   Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide Variable Account-9                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
   Nationwide Variable Account -10                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                               Account
*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-A                                                   Separate Account
   Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-B                                                   Separate Account
*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-C                                                   Separate Account




                                   102 of 111

                                                                    NO. VOTING SECURITIES
                                             STATE/COUNTRY       (SEE ATTACHED CHART) UNLESS
                                            OF ORGANIZATION          OTHERWISE INDICATED
                  COMPANY                                                                             PRINCIPAL BUSINESS
*  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
   Account-D                                                   Separate Account
*  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
*  Nationwide VLI Separate Account-4              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                               Account
   Nationwide VLI Separate Account-5              Ohio         Nationwide Life Separate        Issuer of Life Insurance Polcies
                                                               Account










                                   103 of 111

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.      NUMBER OF CONTRACT OWNERS
              The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1999 was 1,212 and 2,628 respectively.

Item 28.      INDEMNIFICATION
              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

               (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VLI Separate Account-5 and Nationwide Variable Account, all of which are separate investment accounts of Nationwide or its affiliates.

                    NAS also acts as principal underwriter for Nationwide Mutual Funds, Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust which are open-end management investment companies.








                                   106 of 111



(b)      NATIONWIDE ADVISORY SERVICES, INC. - DIRECTORS AND OFFICERS

                  NAME AND                             POSITIONS AND OFFICES
              BUSINESS ADDRESS                            WITH UNDERWRITER
Joseph J. Gasper                                       President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon R. McFerson                                           Chairman and
One Nationwide Plaza                            Chief Executive Officer and Director
Columbus, OH  43215

Robert A. Oakley                             Executive Vice President - Chief Financial
One Nationwide Plaza                                    Officer and Director
Columbus, OH  43215

Paul J. Hondros                                               Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                               Director
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                     Executive Vice President - Chief Investment
One Nationwide Plaza                                    Officer and Director
Columbus, OH 43215

Edwin P. Mc Causland, Jr.                        Senior Vice President-Fixed Income
One Nationwide Plaza                                         Securities
Columbus, OH 43215

Charles S. Bath
One Nationwide Plaza                                Vice President - Investments
Columbus, OH  43215

Dennis W. Click                                     Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215

William G. Goslee
One Nationwide Plaza                                       Vice President
Columbus, OH  43215

James F. Laird, Jr.                                  Vice President and General
One Nationwide Plaza                                          Manager
Columbus, OH  43215

Joseph P. Rath                                 Vice President - Office of Product and
One Nationwide Plaza                                     Market Compliance
Columbus, OH 43215

Alan A. Todryk                                       Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215

Christopher A. Cray                                          Treasurer
One Nationwide Plaza
Columbus, OH 43215

Elizabeth A. Davin                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215



                                   107 of 111

(b)      NATIONWIDE ADVISORY SERVICES, INC. - DIRECTORS AND OFFICERS (CONTINUED)
                  NAME AND                            POSITIONS AND OFFICES
              BUSINESS ADDRESS                           WITH UNDERWRITER

David E. Simaitis                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Patricia J. Smith                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

              (c) NAME OF       NET UNDERWRITING       COMPENSATION ON
                 PRINCIPAL         DISCOUNTS AND        REDEMPTION OR         BROKERAGE
                UNDERWRITER        COMMISSIONS          ANNUITIZATION        COMMISSIONS         COMPENSATION
                 Nationwide            N/A                   N/A                 N/A                  N/A
                  Advisory
                  Services,
                    Inc.

Item 30.      LOCATION OF ACCOUNTS AND RECORDS
              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43218-2008

Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide through the Registrant in reliance upon, and in compliance with a no-action letter issued by the staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Internal Revenue Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.








                                   108 of 111

                                   Offered by





                                   NATIONWIDE
                             LIFE INSURANCE COMPANY




                                   through its



                                   NATIONWIDE
                               VARIABLE ACCOUNT 6




                       Deferred Variable Annuity Contracts






                                   PROSPECTUS
                                   MAY 1, 1999




                                   109 of 111

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of the Nationwide Variable Account-6:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                                        KPMG LLP

Columbus, Ohio
April 29, 1999







                                   110 of 111

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-6, certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of SEPTEMBER, 1999.


                                      NATIONWIDE VARIABLE ACCOUNT-6
                          ------------------------------------------------------
                                             (Registrant)

                                    NATIONWIDE LIFE INSURANCE COMPANY
                          ------------------------------------------------------
                                              (Depositor)


                                           By/s/JOSEPH P. RATH
                          ------------------------------------------------------
                                            Joseph P. Rath
                                 Vice President -Product and Market Compliance


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 24th day of SEPTEMBER, 1999.



            SIGNATURE                                   TITLE

LEWIS J. ALPHIN                                        Director
-------------------------------------
Lewis J. Alphin

A. I. BELL                                             Director
-------------------------------------
A. I. Bell

KENNETH D. DAVIS                                       Director
-------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                         Director
-------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                       Director
-------------------------------------
Willard J. Engel

FRED C. FINNEY                                         Director
-------------------------------------
Fred C. Finney

JOSEPH J. GASPER                                     President and Chief
-------------------------------------          Operating Office and Director
Joseph J. Gasper

DIMON R. McFERSON                            Chairman and Chief Executive Officer
-------------------------------------                and Director
Dimon R. McFerson

DAVID O. MILLER                               Chairman of the Board and Director
-------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                   Director
-------------------------------------
Yvonne L. Montgomery

ROBERT A. OAKLEY                               Executive Vice President-
-------------------------------------           Chief Financial Officer
Robert A. Oakley

RALPH M. PAIGE                                         Director
-------------------------------------
Ralph M. Paige

JAMES F. PATTERSON                                     Director                      By/s/JOSEPH P. RATH
-------------------------------------                                             ----------------------
James F. Patterson                                                                     Joseph P. Rath
                                                                                      Attorney-in-Fact
ARDEN L. SHISLER                                       Director
-------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                      Director
-------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                        Director
-------------------------------------
Nancy C. Thomas


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